Filed electronically with the Securities and Exchange
                         Commission on December 29, 1999


                                                               File No. 33-29371
                                                               File No. 811-5829

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /    /

                           Pre-Effective Amendment No.                    /    /
                         Post-Effective Amendment No. 13
                                                      ---                 /  X /
                                     And/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                   /    /

         Amendment No. 14
                       ---                                                /  X /

                            KEMPER GLOBAL INCOME FUND
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

            Registrant's Telephone Number, including Area Code: (312) 537-7000
                                                                --------------

                 Philip J. Collora, Vice President and Secretary
                            Kemper Global Income Fund
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/    / Immediately upon filing pursuant to paragraph (b)
/    / 60 days after filing pursuant to paragraph (a) (1)
/    / 75 days after filing pursuant to paragraph (a) (2)
/    / On March 1, 2000  pursuant to paragraph (b)
/  X / On March 1, 2000 pursuant to paragraph (a) (1)
/    / On __________________ pursuant to paragraph (a) (2) of Rule 485.

       If Appropriate, check the following box:
/    / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                                       LONG-TERM
                                                                       INVESTING
                                                                            IN A
                                                                      SHORT-TERM
                                                                       WORLD(SM)

                                 March 1, 2000
                                   Prospectus

[GRAPHIC OMITTED]

                                               KEMPER GLOBAL/INTERNATIONAL FUNDS

                                                            Growth Fund Of Spain

                                                        Kemper Asian Growth Fund

                                             Kemper Emerging Markets Growth Fund

                                             Kemper Emerging Markets Income Fund

                                                    Kemper Global Blue Chip Fund

                                                           Global Discovery Fund

                                                       Kemper Global Income Fund

                                                       Kemper International Fund

                                     Kemper International Growth and Income Fund

                                                       Kemper Latin America Fund

                                                          Kemper New Europe Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

                                                             [LOGO] KEMPER FUNDS

[GRAPHIC OMITTED]

HOW THE
FUNDS WORK

 2 Growth Fund Of Spain

 9 Kemper Asian Growth
   Fund

15 Kemper Emerging
   Markets Growth Fund

21 Kemper Emerging
   Markets Income Fund

27 Kemper Global Blue
   Chip Fund

33 Kemper Global
   Discovery Fund

39 Kemper Global
   Income Fund

45 Kemper International
   Fund

51 Kemper International
   Growth and Income
   Fund

57 Kemper Latin America
   Fund

63 Kemper New Europe
   Fund

69 Other Policies and
   Risks

71 Financial Highlights

INVESTING IN
THE FUNDS

73 Choosing A Share
   Class

79 How To Buy Shares

80 How To Exchange
   Or Sell Shares

81 Policies You
   Should
   Know About

87 Understanding
   Distributions And
   Taxes

How The Funds Work

These funds invest mainly in foreign securities. Some funds invest mainly in stocks, others mainly in bonds. Each fund focuses on a particular region of the world or a particular investment theme, and follows its own investment goal.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money by investing in them.

TICKER SYMBOLS CLASS: A) XXXXX  B) XXXXX  C) XXXXX

Growth Fund Of Spain

FUND GOAL The fund seeks long-term capital appreciation.


2  GROWTH FUND OF SPAIN

--------------------------------------------------------------------------------
The Fund's Main Strategy

The fund invests at least 65% of total assets in Spanish equities (equities that are traded mainly on Spanish markets or are issued by companies that are based in Spain or do more than half of their business there). The fund may invest up to 35% of total assets in equities of Portuguese and other non-Spanish companies.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, attractive prices relative to potential growth and effective management, among other factors.

Growth orientation. The managers generally look for companies that seem to offer the potential for sustainable above-average growth.

Top-down analysis. The managers consider the economic outlooks -- both short-term and long-term -- for various sectors and industries.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the industries and companies represented.

The fund will normally sell a stock when the managers believe it has reached its fair value, other investments offer better opportunities or when adjusting its exposure to a given industry.

--------------------------------------------------------------------------------
                                OTHER INVESTMENTS

The fund may invest up to 25% of total assets in unlisted securities (both equity and debt) and may invest up to 35% of total assets in investment-grade debt securities denominated in pesetas or U.S. dollars.


                                                         GROWTH FUND OF SPAIN  3

--------------------------------------------------------------------------------
The Main Risks Of Investing In The Fund

Investors who believe the Iberian countries (Spain and Portugal) may offer attractive long-term growth opportunities may want to consider this fund.

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.

The most important factor with this fund is how Iberian stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When Iberian stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund concentrates on a single geographical region could affect fund performance. For example, Iberian companies could be hurt by such factors as regional economic downturns or difficulties in achieving economic unification with Europe. Similarly, the fact that the fund is not diversified and may invest in relatively few companies increases fund risk, because any factors affecting a given company could affect performance.

Iberian stocks tend to be more volatile than their U.S. counterparts, for reasons that include political and economic uncertainties, less liquidity in the securities market and a higher risk that essential information may be incomplete or wrong. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o     growth stocks may be out of favor for certain periods

o     derivatives could produce disproportionate losses


4  GROWTH FUND OF SPAIN

o at times, it could be hard to value some investments or to get an attractive price for them; this risk is higher with unlisted securities


                                                         GROWTH FUND OF SPAIN  5

--------------------------------------------------------------------------------
Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

The performance of Class A shares shown in the bar chart and performance table reflects the performance of the fund in closed-end form (without daily sales and redemptions). The fund's performance may have been lower if it had operated as an open-end fund during this period.

For comparison, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

[The following table was depicted as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                    Class A shares
--------------------------------------------------------------------------------
           1991    1992    1993    1994    1995    1996    1997    1998    1999

           00.00   00.00   00.00   00.00   00.00   00.00   00.00   00.00   00.00
--------------------------------------------------------------------------------

Best quarter: 0.00%, Q0 '00           YTD return as of : 0.00%
Worst quarter: -0.00%, Q0 '00

--------------------------------------------------------------------------------
Average Annual Total Returns (12/31/1999)
--------------------------------------------------------------------------------

                            Since 1 Year*  Since 5 Years  Since Life of Class(1)
--------------------------------------------------------------------------------
Class A                     00.00%         00.00%         00.00%
--------------------------------------------------------------------------------
Class B                     00.00          00.00          00.00
--------------------------------------------------------------------------------
Class C                     00.00          00.00          00.00
--------------------------------------------------------------------------------
Index                       00.00%         00.00%         00.00%
--------------------------------------------------------------------------------

Index: The IBEX 35 Index is a capitalization-weighted index of the 35 most liquid Spanish stocks traded on the continuous markets. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.

(1) Inception date for Class A shares is 2/14/90, which was the inception date for the fund's predecessor, The Growth Fund of Spain, Inc., and for Class B and C shares is 12/14/98.

* The one year average annual total return reflects the imposition of a 2% redemption fee.


6  GROWTH FUND OF SPAIN

--------------------------------------------------------------------------------
How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                             Class A  Class B   Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                              0.00%    None      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                                  0.00%*   0.00%     0.00%
--------------------------------------------------------------------------------
Redemption fee** (as % of amount redeemed, if
applicable)                                           0.00%    0.00%     0.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                        0.00%    0.00%     0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                              None     0.00      0.00
--------------------------------------------------------------------------------
Other Expenses***                                     0.00     0.00      0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       0.00     0.00      0.00
--------------------------------------------------------------------------------
Expense Reimbursement                                 0.00     0.00      0.00
--------------------------------------------------------------------------------
Net Annual Operating Expenses****                     0.00     0.00      0.00
--------------------------------------------------------------------------------

* Only on shares bought without sales charge and sold within a year. See "Choosing A Share Class, Class A Shares."

** A 2% redemption fee, which is retained by the fund, is imposed upon redemptions or exchanges of shares held less than one year, with limited exceptions.

*** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

**** By contract, total operating expenses are capped at 0.00% through 00/00/0000.

Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------


                                                         GROWTH FUND OF SPAIN  7

--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------
                                 FUND MANAGERS

The following people handle the fund's day-to-day management:

Joan R. Gregory
Lead Portfolio Manager
o Began investment career in 1989
o Joined the advisor in 1992
o Joined the fund team in 1998

Nicholas Bratt
o Began investment career in 1974
o Joined the advisor in 1976
o Joined the fund team in 1998


8  GROWTH FUND OF SPAIN

TICKER SYMBOLS CLASS: A) XXXXX  B) XXXXX  C) XXXXX

Kemper
Asian Growth Fund

FUND GOAL The fund seeks long-term capital growth.


                                                     KEMPER ASIAN GROWTH FUND  9

--------------------------------------------------------------------------------
The Fund's Main Strategy

The fund invests at least 85% of total assets in Asian equities (equities that are traded mainly on Asian markets or are issued by companies that are based in Asia or do more than half of their business there). The fund generally focuses on emerging Asian markets, such as China, Indonesia, Korea and Thailand.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with identifiable market niches, attractive prices relative to potential growth and sound balance sheets, among other factors.

Growth orientation. The managers generally look for companies that seem to offer the potential for sustainable above-average growth.

Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, with an eye toward identifying countries, industries and companies that may benefit from these changes.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

The fund will normally sell a stock when the managers believe it has reached its fair value, other investments offer better opportunities or when adjusting its exposure to a given country or industry.

--------------------------------------------------------------------------------
                                  OTHER INVESTMENTS

The fund may invest up to [15%] of total assets in debt securities of any issuer or quality or in non-Asian equities.


10  KEMPER ASIAN GROWTH FUND

--------------------------------------------------------------------------------
The Main Risks Of Investing In The Fund

This fund may make sense for investors interested in diversifying a growth portfolio with exposure to developing countries in Asia.

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.

The most important factor with this fund is how Asian stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When Asian stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund concentrates on a single geographical region could affect fund performance. For example, Asian companies could be hurt by such factors as regional economic downturns, currency devaluations or the inability of governments or banking systems to bring about reforms.

Emerging markets, a category that includes most Asian countries, tend to be more volatile than developed markets, for reasons ranging from political and economic uncertainties to poor regulation to a higher risk that essential information may be incomplete or wrong. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o     growth stocks may be out of favor for certain periods

o     derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them


                                                    KEMPER ASIAN GROWTH FUND  11

--------------------------------------------------------------------------------
Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For comparison, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

[The following table was depicted as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                    Class A shares
--------------------------------------------------------------------------------
                                                           1997    1998    1999

                                                           00.00   00.00   00.00
--------------------------------------------------------------------------------

Best quarter: 0.00%, Q0 '00           YTD return as of : 0.00%
Worst quarter: -0.00%, Q0 '00

--------------------------------------------------------------------------------
Average Annual Total Returns (12/31/1999)
--------------------------------------------------------------------------------

                                         Since 1 Year     Since Life of Class(1)
--------------------------------------------------------------------------------
Class A                                  00.00%           00.00%
--------------------------------------------------------------------------------
Class B                                  00.00            00.00
--------------------------------------------------------------------------------
Class C                                  00.00            00.00
--------------------------------------------------------------------------------
Index                                    00.00%           00.00%
--------------------------------------------------------------------------------

Index: The Morgan Stanley Capital International All Country Asia Free Ex-Japan Index is a capitalized weighted index that is representative of the equity securities for the following countries: Hong Kong, Indonesia, Korea (at 20%), Malaysia, Philippines free, Singapore free and Thailand. Index returns assume reinvestment of dividends and unlike the fund's returns, do not reflect any fees, expenses, or sales charges.

(1) Since 10/21/96. Index comparisons begin __/__/__.


12  KEMPER ASIAN GROWTH FUND

--------------------------------------------------------------------------------
How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                             Class A  Class B   Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                              0.00%    None      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                                  0.00%*   0.00%     0.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                        0.00%    0.00%     0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                              None     0.00      0.00
--------------------------------------------------------------------------------
Other Expenses**                                      0.00     0.00      0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       0.00     0.00      0.00
--------------------------------------------------------------------------------
Expense Reimbursement                                 0.00     0.00      0.00
--------------------------------------------------------------------------------
Net Annual Operating Expenses***                      0.00     0.00      0.00
--------------------------------------------------------------------------------

* Only on shares bought without sales charge and sold within a year. See "Choosing A Share Class, Class A Shares."

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

*** By contract, total operating expenses are capped at 0.00% through 00/00/0000.

Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------


                                                    KEMPER ASIAN GROWTH FUND  13

--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------
                                 FUND MANAGERS

The following people handle the fund's day-to-day management:

Tien Yu Sieh
Lead Portfolio Manager
o Began investment career in 1990
o Joined the advisor in 1996
o Joined the fund team in 1999

Elizabeth J. Allan
o Began investment career in [YEAR]
o Joined the advisor in 1987
o Joined the fund team in 1998

Theresa Gusman
o Began investment career in 1983
o Joined the advisor in 1992
o Joined the fund team in 1998


14  KEMPER ASIAN GROWTH FUND

TICKER SYMBOLS CLASS: A) XXXXX  B) XXXXX  C) XXXXX

Kemper
Emerging Markets
Growth Fund

FUND GOAL The fund seeks long-term capital growth.


                                         KEMPER EMERGING MARKETS GROWTH FUND  15

--------------------------------------------------------------------------------
The Fund's Main Strategy

The fund invests at least 65% of total assets in equities from emerging markets, such as Latin America, Asia, Africa, the Middle East and Eastern Europe.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have exceptional business prospects (due to factors that may range from market dominance to innovative products or services) and whose stocks are trading at attractive prices relative to potential growth.

Growth orientation. The managers generally look for companies that seem to offer the potential for sustainable above-average growth.

Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, with an eye toward identifying countries, industries and companies that may benefit from these changes.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

The fund will normally sell a stock when the managers believe it has reached its fair value, other investments offer better opportunities or when adjusting its exposure to a given country or industry.

--------------------------------------------------------------------------------
                               OTHER INVESTMENTS

The fund may invest up to 35% of total assets in developed foreign market equities, emerging market debt securities or U.S. equities and debt securities, including junk bonds. Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and risk of default.


16  KEMPER EMERGING MARKETS GROWTH FUND

--------------------------------------------------------------------------------
The Main Risks Of Investing In The Fund

This fund may make sense for investors interested in diversifying a growth portfolio with exposure to countries located in emerging markets.

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.

The most important factor with this fund is how emerging market stocks perform -- something that depends on a large number of factors, including economic, political and demographic trends. When emerging market stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund is not diversified and may invest in relatively few companies increases fund risk, because any factors affecting a given company could affect performance. Similarly, if the fund emphasizes a given market, such as Latin America, factors affecting that market will affect performance.

Emerging markets tend to be more volatile than developed markets, for reasons ranging from political and economic uncertainties to poor regulation to a higher risk that essential information may be incomplete or wrong. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o     growth stocks may be out of favor for certain periods

o     derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them


                                         KEMPER EMERGING MARKETS GROWTH FUND  17

--------------------------------------------------------------------------------
Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For comparison, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

[The following table was depicted as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                    Class A shares
--------------------------------------------------------------------------------
                                                                   1998    1999

                                                                   00.00   00.00
--------------------------------------------------------------------------------

Best quarter: 0.00%, Q0 '00           YTD return as of : 0.00%
Worst quarter: -0.00%, Q0 '00

--------------------------------------------------------------------------------
Average Annual Total Returns (12/31/1999)
--------------------------------------------------------------------------------

                                         Since 1 Year     Since Life of Class(1)
--------------------------------------------------------------------------------
Class A                                  00.00%           00.00%
--------------------------------------------------------------------------------
Class B                                  00.00            00.00
--------------------------------------------------------------------------------
Class C                                  00.00            00.00
--------------------------------------------------------------------------------
Index                                    00.00%           00.00%
--------------------------------------------------------------------------------

Index: The IFC Emerging Markets Free Investable Index is __.

(1) Since 1/8/98. Index comparisons begin __/__/__.


18  KEMPER EMERGING MARKETS GROWTH FUND

--------------------------------------------------------------------------------
How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                             Class A  Class B   Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                              0.00%    None      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                                  0.00%*   0.00%     0.00%
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                        0.00%    0.00%     0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                              None     0.00      0.00
--------------------------------------------------------------------------------
Other Expenses**                                      0.00     0.00      0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       0.00     0.00      0.00
--------------------------------------------------------------------------------
Expense Reimbursement                                 0.00     0.00      0.00
--------------------------------------------------------------------------------
Net Annual Operating Expenses***                      0.00     0.00      0.00
--------------------------------------------------------------------------------

* Only on shares bought without sales charge and sold within a year. See "Choosing A Share Class, Class A Shares."

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

*** By contract, total operating expenses are capped at 0.00% through 00/00/0000.

Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------


                                         KEMPER EMERGING MARKETS GROWTH FUND  19

--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------
                                 FUND MANAGERS

The following people handle the fund's day-to-day management:

Joyce E. Cornell
Lead Portfolio Manager
o Began investment career in 1987
o Joined the advisor in 1991
o Joined the fund team in 1998

Andre J. DeSimone
o Began investment career in 1981
o Joined the advisor in 1997
o Joined the fund team in 1998

Theresa Gusman
o Began investment career in 1983
o Joined the advisor in 1992
o Joined the fund team in 1998

Tara C. Kenney
o Began investment career in 1984 [verify]
o Joined the advisor in 1995
o Joined the fund team in 1998


20  KEMPER EMERGING MARKETS GROWTH FUND

TICKER SYMBOLS CLASS: A) XXXXX  B) XXXXX  C) XXXXX

Kemper
Emerging Markets
Income Fund

FUND GOAL The fund seeks high current income, with long-term capital appreciation a secondary goal.


                                         KEMPER EMERGING MARKETS INCOME FUND  21

--------------------------------------------------------------------------------
The Fund's Main Strategy

The fund invests at least 65% of total assets in high yield bonds and other debt securities from governments and corporations in emerging markets, such as Latin America, Asia, Africa, the Middle East and Eastern Europe. To help manage risk, the fund invests exclusively in securities that are denominated in, or fully hedged back to, the U.S. dollar, and does not invest more than 40% of total assets in any one country. The fund may invest up to 35% of total assets in debt or equity securities from developed markets and up to 20% of total assets in U.S. debt securities.

In making their buy and sell decisions, the portfolio managers typically consider a number of factors, including economic outlooks, interest rate movements, inflation trends, security characteristics and changes in supply and demand within global bond markets. In choosing individual bonds, the managers use independent analysis to look for bonds that have attractive yields and good credit. The managers may favor securities from different countries and issuers at different times, while still maintaining variety in terms of countries and types of issuers represented.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate), they generally intend to keep it between 0.0 and 0.0 years.

--------------------------------------------------------------------------------
                            CREDIT QUALITY POLICIES

This fund normally invests at least 65% of total assets in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and risk of default.

The fund could put up to 35% of total assets in bonds with higher credit quality, or may invest to a lesser degree in non-debt securities, but normally invests less in them.


22  KEMPER EMERGING MARKETS INCOME FUND

--------------------------------------------------------------------------------
The Main Risks of Investing in the Fund

This fund is designed for investors who want more aggressive international diversification for the income component of an investment portfolio.

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.

For this fund, the main factors are how emerging market economies perform and credit risk. Because the companies that issue high yield bonds may be in uncertain financial health, the prices of their bonds can be vulnerable to bad economic news. In some cases, bonds may decline in credit quality or go into default. Emerging markets tend to be more volatile than developed markets, for reasons ranging from political and economic uncertainties to poor regulation to a higher risk that essential information may be incomplete or wrong.

The fact that the fund is not diversified and may invest in securities of relatively few issuers increases its risk, because any factors affecting a given company could affect performance. Similarly, if the fund emphasizes a given market, such as Latin America, or a given industry, factors affecting that market or industry will affect performance.

A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, issuers, industries or other matters

o some types of bonds could be paid off earlier than expected, which would hurt the fund's performance

o     derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them.

o     currency fluctuations could cause foreign investments to lose value


                                         KEMPER EMERGING MARKETS INCOME FUND  23

--------------------------------------------------------------------------------
Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For comparison, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

[The following table was depicted as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                    Class A shares
--------------------------------------------------------------------------------
                                                                   1998    1999

                                                                   00.00   00.00
--------------------------------------------------------------------------------

Best quarter: 0.00%, Q0 '00           YTD return as of : 0.00%
Worst quarter: -0.00%, Q0 '00

--------------------------------------------------------------------------------
Average Annual Total Returns (12/31/1999)
--------------------------------------------------------------------------------

                                         Since 1 Year     Since Life of Class(1)
--------------------------------------------------------------------------------
Class A                                  00.00%           00.00%
--------------------------------------------------------------------------------
Class B                                  00.00            00.00
--------------------------------------------------------------------------------
Class C                                  00.00            00.00
--------------------------------------------------------------------------------
Index                                    00.00%           00.00%
--------------------------------------------------------------------------------

Index: The unmanaged JP Morgan Emerging Markets Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. Included in the index are U.S. dollar and other external-currency-denominated Brady bonds, loans, Eurobonds, and local market instruments. Index returns assume reinvestment of dividends and unlike the fund's returns, do not reflect any fees, expenses or sales charges.

(1) Since 12/31/97. Index comparisons begin __/__/__.


24  KEMPER EMERGING MARKETS INCOME FUND

--------------------------------------------------------------------------------
How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                             Class A  Class B   Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                              0.00%    None      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                                  0.00%*   0.00%     0.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                        0.00%    0.00%     0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                              None     0.00      0.00
--------------------------------------------------------------------------------
Other Expenses**                                      0.00     0.00      0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       0.00     0.00      0.00
--------------------------------------------------------------------------------
Expense Reimbursement                                 0.00     0.00      0.00
--------------------------------------------------------------------------------
Net Annual Operating Expenses***                      0.00     0.00      0.00
--------------------------------------------------------------------------------

* Only on shares bought without sales charge and sold within a year. See "Choosing A Share Class, Class A Shares."

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

*** By contract, total operating expenses are capped at 0.00% through 00/00/0000.

Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------


                                         KEMPER EMERGING MARKETS INCOME FUND  25

--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------
                                 FUND MANAGERS

The following people handle the fund's day-to-day management:

M. Isabel Saltzman
Lead Portfolio Manager
o Began investment career in 1979
o Joined the advisor in 1990
o Joined the fund team in 1997

Susan E. Dahl
o Began investment career in 1987
o Joined the advisor in 1987
o Joined the fund team in 1997


26  KEMPER EMERGING MARKETS INCOME FUND

TICKER SYMBOLS CLASS: A) XXXXX  B) XXXXX  C) XXXXX

Kemper
Global Blue Chip Fund

FUND GOAL The fund seeks long-term capital growth.


                                                KEMPER GLOBAL BLUE CHIP FUND  27

--------------------------------------------------------------------------------
The Fund's Main Strategy

The fund invests at least [65%] of total assets in common stocks and other equities of "blue chip" companies throughout the world. These are large, well known companies that typically have an established earnings and dividends history, extensive financial resources, solid positions in their industries and strong management. Although the fund may invest in any country, it primarily focuses on countries with developed economies (including the U.S.).

In choosing stocks, the portfolio managers look for those blue-chip companies that appear likely to benefit from global economic trends or have promising new technologies or products. The managers also consider a stock's valuation, and may invest in companies whose stocks appear low compared to other measures of value as well as stocks whose prices are not low but appear reasonable in light of their business prospects.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

The fund will normally sell a stock when the managers believe it has reached its fair value, when its fundamental factors have changed or when adjusting its exposure to a given country or industry.

--------------------------------------------------------------------------------
                               OTHER INVESTMENTS

While the fund invests mainly in developed countries, it may invest up to 15% of total assets in debt or equity securities of emerging markets, including closed-end mutual funds that invest primarily in emerging market debt securities.


28  KEMPER GLOBAL BLUE CHIP FUND

--------------------------------------------------------------------------------
The Main Risks Of Investing In The Fund

If you are interested in large-cap stocks and want to look beyond U.S. markets, this fund could be suitable for you.

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.

The most important factor with this fund is how U.S. and foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When U.S. and foreign stock prices fall, especially prices of large company stocks, you should expect the value of your investment to fall as well.

Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Large company stocks may be less risky than smaller company stocks, but at times may not perform as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o     derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them


                                                KEMPER GLOBAL BLUE CHIP FUND  29

--------------------------------------------------------------------------------
Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For comparison, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

[The following table was depicted as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                    Class A shares
--------------------------------------------------------------------------------
                                                                   1998    1999

                                                                   00.00   00.00
--------------------------------------------------------------------------------

Best quarter: 0.00%, Q0 '00           YTD return as of : 0.00%
Worst quarter: -0.00%, Q0 '00

--------------------------------------------------------------------------------
Average Annual Total Returns (12/31/1999)
--------------------------------------------------------------------------------

                                         Since 1 Year     Since Life of Class(1)
--------------------------------------------------------------------------------
Class A                                  00.00%           00.00%
--------------------------------------------------------------------------------
Class B                                  00.00            00.00
--------------------------------------------------------------------------------
Class C                                  00.00            00.00
--------------------------------------------------------------------------------
Index                                    00.00%           00.00%
--------------------------------------------------------------------------------

Index: The MSCI (Morgan Stanley Capital International) World Index measures performance of a range of developed country general stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. Index returns assume reinvestment of dividends and unlike the fund's returns, do not reflect any fees, expenses or sales charges.

(1) Since 12/31/97. Index comparisons begin __/__/__.


30  KEMPER GLOBAL BLUE CHIP FUND

--------------------------------------------------------------------------------
How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                             Class A  Class B   Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                              0.00%    None      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                                  0.00%*   0.00%     0.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                        0.00%    0.00%     0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                              None     0.00      0.00
--------------------------------------------------------------------------------
Other Expenses**                                      0.00     0.00      0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       0.00     0.00      0.00
--------------------------------------------------------------------------------
Expense Reimbursement                                 0.00     0.00      0.00
--------------------------------------------------------------------------------
Net Annual Operating Expenses***                      0.00     0.00      0.00
--------------------------------------------------------------------------------

* Only on shares bought without sales charge and sold within a year. See "Choosing A Share Class, Class A Shares."

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

*** By contract, total operating expenses are capped at 0.00% through 00/00/0000.

Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------


                                                KEMPER GLOBAL BLUE CHIP FUND  31

--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------
                                 FUND MANAGERS

The following people handle the fund's day-to-day management:

Diego Espinosa
Lead Portfolio Manager
o Began investment career in 1991
o Joined the advisor in 1996
o Joined the fund team in 1998

Nicholas Bratt
o Began investment career in 1974
o Joined the advisor in 1976
o Joined the fund team in 1998

William E. Holzer
o Began investment career in 1970
o Joined the advisor in 1980
o Joined the fund team in 1998


32  KEMPER GLOBAL BLUE CHIP FUND

TICKER SYMBOLS CLASS: A) XXXXX  B) XXXXX  C) XXXXX

Kemper
Global Discovery Fund*

FUND GOAL The fund seeks above-average long-term capital appreciation.

*   Kemper Global Discovery Fund is properly known as Global Discovery Fund.


                                                KEMPER GLOBAL DISCOVERY FUND  33

--------------------------------------------------------------------------------
The Fund's Main Strategy

The fund invests at least 65% of its total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Salomon Brothers Broad Market Index). The fund generally focuses on countries with developed economies (including the U.S.).

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for companies that appear to have effective management, strong competitive positioning, vigorous research and development efforts and sound balance sheets.

Growth orientation. The managers prefer companies with above-average potential for sustainable earnings growth compared to large companies, and whose market value appears reasonable in light of their business prospects.

Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, seeking to identify stocks that may benefit from them.

The managers may favor different securities at different times, while still maintaining variety in terms of the countries and industries represented.

The fund will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

--------------------------------------------------------------------------------
                               OTHER INVESTMENTS

While the fund invests mainly in common stocks of small companies, it may also invest up to 35% of total assets in equities of large companies or in debt securities.


34  KEMPER GLOBAL DISCOVERY FUND

--------------------------------------------------------------------------------
The Main Risks Of Investing In The Fund

This fund may interest long-term investors who want to diversify a large-cap or domestic portfolio of investments.

There are several factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

The most important factor with this fund is how U.S. and foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When U.S. and foreign stock prices fall, you should expect the value of your investment to fall as well.

Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. These risks tend to be greater in emerging markets. Compared to large company stocks, small and mid-size stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o     growth stocks may be out of favor for certain periods

o     derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them


                                                KEMPER GLOBAL DISCOVERY FUND  35

--------------------------------------------------------------------------------
Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For comparison, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

[The following table was depicted as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                    Class A shares
--------------------------------------------------------------------------------
   1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

   00.00   00.00   00.00   00.00   00.00   00.00   00.00   00.00   00.00   00.00
--------------------------------------------------------------------------------

Best quarter: 0.00%, Q0 '00           YTD return as of : 0.00%
Worst quarter: -0.00%, Q0 '00

--------------------------------------------------------------------------------
Average Annual Total Returns (12/31/1999)
--------------------------------------------------------------------------------

                                         Since 1 Year     Since Life of Class(1)
--------------------------------------------------------------------------------
Class A                                  00.00%           00.00%
--------------------------------------------------------------------------------
Class B                                  00.00            00.00
--------------------------------------------------------------------------------
Class C                                  00.00            00.00
--------------------------------------------------------------------------------
Index                                    00.00%           00.00%
--------------------------------------------------------------------------------

Index: The Salomon Brothers World Equity Extended Market Index is an unmanaged small capitalization stock universe of 22 countries. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

(1) Since 9/10/91. Index comparisons begin __/__/__.


36  KEMPER GLOBAL DISCOVERY FUND

--------------------------------------------------------------------------------
How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                             Class A  Class B   Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                              0.00%    None      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                                  0.00%*   0.00%     0.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                        0.00%    0.00%     0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                              None     0.00      0.00
--------------------------------------------------------------------------------
Other Expenses**                                      0.00     0.00      0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       0.00     0.00      0.00
--------------------------------------------------------------------------------
Expense Reimbursement                                 0.00     0.00      0.00
--------------------------------------------------------------------------------
Net Annual Operating Expenses***                      0.00     0.00      0.00
--------------------------------------------------------------------------------

* Only on shares bought without sales charge and sold within a year. See "Choosing A Share Class, Class A Shares."

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

*** By contract, total operating expenses are capped at 0.00% through 00/00/0000.

Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------


                                                KEMPER GLOBAL DISCOVERY FUND  37

--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------
                                 FUND MANAGERS

The following people handle the fund's day-to-day management:

Gerald J. Moran
Lead Portfolio Manager
o Began investment career in [YEAR]
o Joined the advisor in 1968
o Joined the fund team in 1991

Sewall Hodges
o Began investment career in [YEAR]
o Joined the advisor in 1995
o Joined the fund team in 1996

Steven T. Stokes
o Began investment career in 1986
o Joined the advisor in 1996
o Joined the fund team in 1999


38  KEMPER GLOBAL DISCOVERY FUND

TICKER SYMBOLS CLASS: A) XXXXX  B) XXXXX  C) XXXXX

Kemper
Global Income Fund

FUND GOAL The fund seeks high current income consistent with prudent management for total return.


                                                   KEMPER GLOBAL INCOME FUND  39

--------------------------------------------------------------------------------
The Fund's Main Strategy

The fund invests at least 65% of total assets in foreign and U.S. investment-grade bonds and other debt securities. While the fund may invest in securities issued by any issuer and in any currency, it generally focuses on issuers in developed markets, such as Australia, Canada, Japan, New Zealand, the United States and Western Europe, and on securities of other countries that are denominated in the currencies of these countries or the euro.

In making their buy and sell decisions, the portfolio managers typically consider a number of factors, including economic outlooks, interest rate movements, inflation trends, security characteristics and changes in supply and demand within global bond markets. In choosing individual bonds, the managers use independent analysis to look for bonds that have attractive yields and good credit. The managers may favor securities from different countries and issuers at different times, while still maintaining variety in terms of countries and issuers represented.

--------------------------------------------------------------------------------
                            CREDIT QUALITY POLICIES

This fund normally invests at least 65% of total assets in investment-grade bonds, which are those in the top four credit grades (i.e., as low as BBB/Baa).


40  KEMPER GLOBAL INCOME FUND

--------------------------------------------------------------------------------
The Main Risks Of Investing In The Fund

This fund may make sense for investors seeking a less aggressive approach to international income investing.

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.

For this fund, the main factor is global interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Foreign markets tend to be more volatile than U.S. markets, for reasons ranging from political and economic uncertainties to poor regulation to a higher risk that essential information may be incomplete or wrong.

Another major factor is currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains.

The fact that the fund is not diversified and may invest in securities of relatively few issuers increases its risk, because any factors affecting a given company could affect performance. Similarly, if the fund emphasizes a given market, such as Canada, or a given industry, factors affecting that market or industry will affect performance.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, issuers, industries or other matters

o     a bond could fall in credit quality or go into default

o some types of bonds could be paid off earlier than expected, which would hurt the fund's performance

o     derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them


                                                   KEMPER GLOBAL INCOME FUND  41

--------------------------------------------------------------------------------
Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For comparison, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

[The following table was depicted as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                    Class A shares
--------------------------------------------------------------------------------
   1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

   00.00   00.00   00.00   00.00   00.00   00.00   00.00   00.00   00.00   00.00
--------------------------------------------------------------------------------

Best quarter: 0.00%, Q0 '00           YTD return as of : 0.00%
Worst quarter: -0.00%, Q0 '00

--------------------------------------------------------------------------------
Average Annual Total Returns (12/31/1999)
--------------------------------------------------------------------------------

                             Since 1 Year  Since 5 Years  Since Life of Class(1)
--------------------------------------------------------------------------------
Class A                      00.00%        00.00%         00.00%
--------------------------------------------------------------------------------
Class B                      00.00         00.00          00.00
--------------------------------------------------------------------------------
Class C                      00.00         00.00          00.00
--------------------------------------------------------------------------------
Index                        00.00%        00.00%         00.00%
--------------------------------------------------------------------------------

Index: The Salomon Smith Barney World Government Bond Index is an unmanaged index comprised of government bonds from eighteen countries (United States, Japan, United Kingdom, Germany, France, Canada, the Netherlands, Australia, Switzerland, Denmark, Austria, Belgium, Finland, Ireland, Italy, Portugal, Spain and Sweden) with maturities greater than one year. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.

(1) Inception dates for Class A, B and C shares are 10/1/89, 5/31/94 and 5/31/94, respectively.


42  KEMPER GLOBAL INCOME FUND

--------------------------------------------------------------------------------
How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                             Class A  Class B   Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                              0.00%    None      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                                  0.00%*   0.00%     0.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                        0.00%    0.00%     0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                              None     0.00      0.00
--------------------------------------------------------------------------------
Other Expenses**                                      0.00     0.00      0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       0.00     0.00      0.00
--------------------------------------------------------------------------------

* Only on shares bought without sales charge and sold within a year. See "Choosing A Share Class, Class A Shares."

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------


                                                   KEMPER GLOBAL INCOME FUND  43

--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

Scudder Investments (U.K.) Limited, 1 South Place, London, U.K., an affiliate of Scudder Kemper Investments, Inc., is the sub-advisor for Kemper Global Income Fund. Scudder Investments (U.K.) Limited has served as sub-advisor for mutual funds since December, 1996 and investment advisor for certain institutional accounts since August, 1998.

Scudder Investments (U.K.) Limited renders investment advisory and management services with regard to the portion of the fund's portfolio as allocated to Scudder Investments (U.K.) Limited by Scudder Kemper Investments, Inc. from time-to-time for management, including services related to foreign securities, foreign currency transactions and related investments.

For its services, Scudder Investments (U.K.) Limited will receive from Scudder Kemper Investments, Inc. a monthly fee at the annual rate of 0.30% for Kemper Global Income Fund of the portion of the average daily net assets of the fund allocated by the investment manager to the sub-advisor for management.

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------
                                 FUND MANAGERS

The following people handle the fund's day-to-day management:

Jan C. Faller
Co-Lead Portfolio Manager
o Began investment career in 1988
o Joined the advisor in 1999
o Joined the fund team in 1999

Robert Stirling
Co-Lead Portfolio Manager
o Began investment career in [YEAR]
o Joined the advisor in [YEAR]
o Joined the fund team in 1999

Jeremy L. Ragus
o Began investment career in 1977
o Joined the advisor in 1990
o Joined the fund team in 1999


44  KEMPER GLOBAL INCOME FUND

TICKER SYMBOLS CLASS: A) XXXXX  B) XXXXX  C) XXXXX

Kemper
International Fund

FUND GOAL The fund seeks total return through a combination of capital growth and income.


                                                   KEMPER INTERNATIONAL FUND  45

--------------------------------------------------------------------------------
The Fund's Main Strategy

The fund invests at least 80% of total assets in foreign securities (securities issued by foreign-based issuers). The fund generally focuses on common stocks of established foreign companies. The fund may invest more than 25% of total assets in any given developed country that the manager believes poses no unique investment risk.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects and strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical areas, favoring those they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

The fund will normally sell a stock when the managers believe it has reached its fair value, its underlying investment theme has matured or the reasons for originally investing no longer apply.

--------------------------------------------------------------------------------
                               OTHER INVESTMENTS

The fund may invest up to [20%] of net assets in foreign or domestic debt securities of any credit quality, including junk bonds (i.e., grade BB and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and risk of default.


46  KEMPER INTERNATIONAL FUND

--------------------------------------------------------------------------------
The Main Risks Of Investing In The Fund

Investors who are looking for a broadly diversified international fund may want to consider this fund.

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.

The most important factor with this fund is how foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When foreign stock prices fall, you should expect the value of your investment to fall as well.

Foreign stocks may at times be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o bond investments could be hurt by rising interest rates or declines in credit quality

o     derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them


                                                   KEMPER INTERNATIONAL FUND  47

--------------------------------------------------------------------------------
Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For comparison, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

[The following table was depicted as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                    Class A shares
--------------------------------------------------------------------------------
   1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

   00.00   00.00   00.00   00.00   00.00   00.00   00.00   00.00   00.00   00.00
--------------------------------------------------------------------------------

Best quarter: 0.00%, Q0 '00           YTD return as of : 0.00%
Worst quarter: -0.00%, Q0 '00

--------------------------------------------------------------------------------
Average Annual Total Returns (12/31/1999)
--------------------------------------------------------------------------------

                                  Since 1 Year  Since 5 Years  Since 10 Years
--------------------------------------------------------------------------------
Class A                           00.00%        00.00%         00.00%
--------------------------------------------------------------------------------
Class B                           00.00         00.00          00.00
--------------------------------------------------------------------------------
Class C                           00.00         00.00          00.00
--------------------------------------------------------------------------------
Index                             00.00%        00.00%         00.00%
--------------------------------------------------------------------------------

Index: The EAFE Index (Morgan Stanley Capital International Europe, Austral-Asia, Far East Index) is a generally accepted benchmark for performance of major overseas markets. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.


48  KEMPER INTERNATIONAL FUND

--------------------------------------------------------------------------------
How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                             Class A  Class B   Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                              0.00%    None      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                                  0.00%*   0.00%     0.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                        0.00%    0.00%     0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                              None     0.00      0.00
--------------------------------------------------------------------------------
Other Expenses**                                      0.00     0.00      0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       0.00     0.00      0.00
--------------------------------------------------------------------------------

* Only on shares bought without sales charge and sold within a year. See "Choosing A Share Class, Class A Shares."

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------


                                                   KEMPER INTERNATIONAL FUND  49

--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

Scudder Investments (U.K.) Limited, 1 South Place, London, U.K., an affiliate of Scudder Kemper Investments, Inc., is the sub-advisor for Kemper International Fund. Scudder Investments (U.K.) Limited has served as sub-advisor for mutual funds since December, 1996 and investment advisor for certain institutional accounts since August, 1998.

Scudder Investments (U.K.) Limited renders investment advisory and management services with regard to the portion of the fund's portfolio as allocated to Scudder Investments (U.K.) Limited by Scudder Kemper Investments, Inc. from time-to-time for management, including services related to foreign securities, foreign currency transactions and related investments.

For its services, Scudder Investments (U.K.) Limited will receive from Scudder Kemper Investments, Inc. a monthly fee at the annual rate of 0.35% for Kemper International Fund of the portion of the average daily net assets of the fund allocated by the investment manager to the sub-advisor for management.

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------
                                 FUND MANAGERS

The following people handle the fund's day-to-day management:

Irene Cheng
Lead Portfolio Manager
o Began investment career in 1985
o Joined the advisor in 1993
o Joined the fund team in 1999

Marc Slendebroek
Began investment career in 1990
o Joined the advisor in 1994
o Joined the fund team in 1998


50  KEMPER INTERNATIONAL FUND

TICKER SYMBOLS CLASS: A) XXXXX  B) XXXXX  C) XXXXX

Kemper
International Growth
And Income Fund

FUND GOAL The fund seeks long-term growth of capital and current income.


                                 KEMPER INTERNATIONAL GROWTH AND INCOME FUND  51

--------------------------------------------------------------------------------
The Fund's Main Strategy

The fund invests at least 80% of net assets in foreign equities (equities issued by foreign-based companies and listed on foreign exchanges). The fund generally focuses on common stocks of established companies in countries with developed economies (other than the United States).

In choosing stocks, the portfolio managers begin by screening for yields. Each month, they examine a universe of about 1,200 stocks, seeking those with dividends at least 25% above the stock's three-year average or the median for the stock's local market.

To further narrow the pool of potential stocks, the managers use bottom-up analysis, looking for companies with sound balance sheets, good business prospects, strong competitive positioning and effective management. The managers assemble the fund's portfolio from among the qualifying stocks, drawing on analysis of economic outlooks for various countries and industries.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

The fund will normally sell a stock when its dividends are 25% lower than the stock's own three-year average or the median for the stock's local market. It may also sell a stock when it reaches a target price or when the managers believe other investments offer better opportunities.

--------------------------------------------------------------------------------
                               OTHER INVESTMENTS

The fund may invest up to 20% of net assets in foreign debt securities, primarily investment grade (i.e. in the top four credit grades).


52  KEMPER INTERNATIONAL GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
The Main Risks Of Investing In The Fund

Investors who are looking for a broadly diversified international fund with current income may want to consider this fund.

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.

The most important factor with this fund is how foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When foreign stock prices fall, you should expect the value of your investment to fall as well.

Foreign stocks may at times be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o to the extent that the fund focuses on income, it may end up avoiding opportunities in faster-growing industries or companies

o bond investments could be hurt by rising interest rates or declines in credit quality

o     derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them


                                 KEMPER INTERNATIONAL GROWTH AND INCOME FUND  53

--------------------------------------------------------------------------------
Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For comparison, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

[The following table was depicted as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                    Class A shares
--------------------------------------------------------------------------------
                                                                   1998    1999

                                                                   00.00   00.00
--------------------------------------------------------------------------------

Best quarter: 0.00%, Q0 '00           YTD return as of : 0.00%
Worst quarter: -0.00%, Q0 '00

--------------------------------------------------------------------------------
Average Annual Total Returns (12/31/1999)
--------------------------------------------------------------------------------

                                               1 Year        Since Inception(1)
--------------------------------------------------------------------------------
Class A                                        00.00%        00.00%
--------------------------------------------------------------------------------
Class B                                        00.00         00.00
--------------------------------------------------------------------------------
Class C                                        00.00         00.00
--------------------------------------------------------------------------------
Index                                          00.00%        00.00%
--------------------------------------------------------------------------------

Index: The Morgan Stanley Capital International World+Canada Index is an unmanaged index of global stock markets, excluding the U.S. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.

(1) Inception date for Class A, B and C shares is 12/31/97.


54  KEMPER INTERNATIONAL GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                             Class A  Class B   Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                              0.00%    None      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                                  0.00%*   0.00%     0.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                        0.00%    0.00%     0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                              None     0.00      0.00
--------------------------------------------------------------------------------
Other Expenses**                                      0.00     0.00      0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       0.00     0.00      0.00
--------------------------------------------------------------------------------
Expense Reimbursement                                 0.00     0.00      0.00
--------------------------------------------------------------------------------
Net Annual Operating Expenses***                      0.00     0.00      0.00
--------------------------------------------------------------------------------

* Only on shares bought without sales charge and sold within a year. See "Choosing A Share Class, Class A Shares."

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

*** By contract, total operating expenses are capped at 0.00% through 00/00/0000.

Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------


                                 KEMPER INTERNATIONAL GROWTH AND INCOME FUND  55

--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------
                                 FUND MANAGERS

The following people handle the fund's day-to-day management:

Sheridan P. Reilly
Lead Portfolio Manager
o Began investment career in 1987
o Joined the advisor in 1995
o Joined the fund team in 1998

Irene Cheng
o Began investment career in 1985
o Joined the advisor in 1993
o Joined the fund team in 1998

Lauren C. Lambert
o Began investment career in 1987
o Joined the advisor in 1994
o Joined the fund team in 1999


56  KEMPER INTERNATIONAL GROWTH AND INCOME FUND

TICKER SYMBOLS CLASS: A) XXXXX  B) XXXXX  C) XXXXX

Kemper
Latin America Fund

FUND GOAL The fund seeks long-term capital appreciation.


                                                   KEMPER LATIN AMERICA FUND  57

--------------------------------------------------------------------------------
The Fund's Main Strategy

The fund invests at least 65% of total assets in Latin American equities (equities that are traded mainly on Latin American markets or are issued by companies that are based in Latin America or do more than half of their business there). The fund generally focuses on Argentina, Brazil, Chile, Colombia, Mexico and Peru.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with competitive business positions, good technologies, attractive prices relative to potential growth and sound balance sheets, among other factors. The managers also consider the quality of management, the impact of government regulations and trade initiatives and the cost of labor and raw materials.

Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, with an eye toward identifying countries, industries and companies that may benefit from these changes.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

The fund will normally sell a stock when the managers believe it has reached its fair value, other investments offer better opportunities or when adjusting its exposure to a given country or industry.

--------------------------------------------------------------------------------
                               OTHER INVESTMENTS

The fund may invest up to 35% of total assets in non-Latin American [debt] and equity securities, including bonds that the managers believe may offer attractive appreciation and stocks that may benefit from Latin American developments.


58  KEMPER LATIN AMERICA FUND

--------------------------------------------------------------------------------
The Main Risks Of Investing In The Fund

This fund may interest investors who believe in the long-term growth potential of stocks from Mexico, Central America, South America and the Caribbean, and can accept above-average risks.

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.

The most important factor with this fund is how Latin American stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When Latin American stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund concentrates on a single geographical region could affect fund performance. For example, Latin American companies could be hurt by such factors as currency devaluations or shifts in government policy. Similarly, the fact that the fund is not diversified and may invest in relatively few companies increases its risk, because any factors affecting a given company could affect performance.

Emerging markets, including Latin American countries, tend to be more volatile than developed markets, for reasons ranging from political and economic uncertainties to poor regulation to a higher risk that essential information may be incomplete or wrong. Stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o bond investments could be hurt by rising interest rates or declines in credit quality

o     derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them


                                                   KEMPER LATIN AMERICA FUND  59

--------------------------------------------------------------------------------
Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For comparison, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

[The following table was depicted as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                    Class A shares
--------------------------------------------------------------------------------
                                                                   1998    1999

                                                                   00.00   00.00
--------------------------------------------------------------------------------

Best quarter: 0.00%, Q0 '00           YTD return as of : 0.00%
Worst quarter: -0.00%, Q0 '00

--------------------------------------------------------------------------------
Average Annual Total Returns (12/31/1999)
--------------------------------------------------------------------------------

                                         Since 1 Year     Since Life of Class(1)
--------------------------------------------------------------------------------
Class A                                  00.00%           00.00%
--------------------------------------------------------------------------------
Class B                                  00.00            00.00
--------------------------------------------------------------------------------
Class C                                  00.00            00.00
--------------------------------------------------------------------------------
Index                                    00.00%           00.00%
--------------------------------------------------------------------------------

Index: The IFC Latin America Investable Return Index is prepared by the International Finance Corporation. It is an unmanaged, market capitalization-weighted representation of stock performance in seven Latin American markets, and measures the returns of stocks that are legally and practically available to investors. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.

(1) Inception date for Class A, B and C shares is 12/31/97.


60  KEMPER LATIN AMERICA FUND

--------------------------------------------------------------------------------
How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                             Class A  Class B   Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                              0.00%    None      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                                  0.00%*   0.00%     0.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                        0.00%    0.00%     0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                              None     0.00      0.00
--------------------------------------------------------------------------------
Other Expenses**                                      0.00     0.00      0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       0.00     0.00      0.00
--------------------------------------------------------------------------------
Expense Reimbursement                                 0.00     0.00      0.00
--------------------------------------------------------------------------------
Net Annual Operating Expenses***                      0.00     0.00      0.00
--------------------------------------------------------------------------------

* Only on shares bought without sales charge and sold within a year. See "Choosing A Share Class, Class A Shares."

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

*** By contract, total operating expenses are capped at 0.00% through 00/00/0000.

Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------


                                                   KEMPER LATIN AMERICA FUND  61

--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------
                                 FUND MANAGERS

The following people handle the fund's day-to-day management:

Tara C. Kenney
Lead Portfolio Manager
o Began investment career in 1984 [verify]
o Joined the advisor in 1995
o Joined the fund team in 1996

Edmund B. Games, Jr.
o Began investment career in 1960
o Joined the advisor in 1960
o Joined the fund team in 1992

Paul H. Rogers
o Began investment career in 1985
o Joined the advisor in 1994
o Joined the fund team in 1996


62  KEMPER LATIN AMERICA FUND

TICKER SYMBOLS CLASS: A) XXXXX  B) XXXXX  C) XXXXX

Kemper
New Europe Fund

FUND GOAL The fund seeks long-term capital appreciation.


                                                      KEMPER NEW EUROPE FUND  63

--------------------------------------------------------------------------------
The Fund's Main Strategy

The fund invests at least 65% of total assets in European equities (equities that are traded mainly on European markets or are issued by companies that are based in Europe or do more than half of their business there). The fund generally focuses on common stocks of companies in the more established markets of Western and Southern Europe.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth and new or dominant products or technologies, among other factors.

Growth orientation. The managers look for stocks that seem to offer the potential for sustainable above-average growth and whose market prices are reasonable in light of their potential growth.

Top-down analysis. The managers consider the outlook for economic, political, industrial and demographic trends and how they may affect various countries, sectors and industries.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

The fund will normally sell a stock when it has reached a target price, the managers believe other investments offer better opportunities or when adjusting its exposure to a given country or industry.

--------------------------------------------------------------------------------
                               OTHER INVESTMENTS

The fund may invest up to 20% of total assets in European debt securities of any credit quality, including junk bonds (i.e., grade BB and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and risk of default.


64  KEMPER NEW EUROPE FUND

--------------------------------------------------------------------------------
The Main Risks Of Investing In The Fund

This fund may appeal to investors who seek long-term growth and want to gain exposure to Europe's established markets.

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.

The most important factor with this fund is how European stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When European stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund concentrates on a single geographical region could affect fund performance. For example, European companies could be hurt by such factors as regional economic downturns or difficulties in achieving economic unification. Similarly, the fact that the fund is not diversified and may invest in relatively few companies increases its risk, because any factors affecting a given company could affect performance.

European stocks may at times be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o     growth stocks may be out of favor for certain periods

o bond investments could be hurt by rising interest rates or declines in credit quality

o     derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them


                                                      KEMPER NEW EUROPE FUND  65

--------------------------------------------------------------------------------
Performance

The bar chart shows how the total returns for the fund's Class M shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

The performance of Class M shares shown in the bar chart and performance table reflects the performance of the fund in closed-end form (without daily sales and redemptions). The fund's performance may have been lower if it had operated as an open-end fund during this period.

For comparison, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

[The following table was depicted as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                    Class M shares
--------------------------------------------------------------------------------
           1991    1992    1993    1994    1995    1996    1997    1998    1999

           00.00   00.00   00.00   00.00   00.00   00.00   00.00   00.00   00.00
--------------------------------------------------------------------------------

Best quarter: 0.00%, Q0 '00           YTD return as of : 0.00%
Worst quarter: -0.00%, Q0 '00

--------------------------------------------------------------------------------
Average Annual Total Returns (12/31/1999)
--------------------------------------------------------------------------------

                              Since 1 Year*   Since 5 Years    Since 10 Years
--------------------------------------------------------------------------------
Class M                       00.00%          00.00%           00.00%
--------------------------------------------------------------------------------
Index                         00.00%          00.00%           00.00%
--------------------------------------------------------------------------------

Index: The Morgan Stanley Capital International Europe Index is an unmanaged index that is generally representative of the equity securities of the European markets. Index returns assume reinvestment of dividends and unlike the fund's returns, do not reflect any fees, expenses or sales charges.

* The one year average annual total return reflects the imposition of a 2% redemption fee.


66  KEMPER NEW EUROPE FUND

--------------------------------------------------------------------------------
How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                             Class A  Class B   Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                              0.00%    None      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                                  0.00%*   0.00%     0.00%
--------------------------------------------------------------------------------
Redemption fee** (as % of amount redeemed, if
applicable)                                           0.00%    0.00%     0.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund
assets                                                0.00%    0.00%     0.00%
--------------------------------------------------------------------------------
Management Fee                                        0.00%    0.00%     0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                              None     0.00      0.00
--------------------------------------------------------------------------------
Other Expenses***                                     0.00     0.00      0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       0.00     0.00      0.00
--------------------------------------------------------------------------------
Expense Reimbursement                                 0.00     0.00      0.00
--------------------------------------------------------------------------------
Net Annual Operating Expenses****                     0.00     0.00      0.00
--------------------------------------------------------------------------------

* Only on shares bought without sales charge and sold within a year. See "Choosing A Share Class, Class A Shares."

** A 2% redemption fee, which is retained by the fund, is imposed upon redemptions or exchanges of shares held less than one year, with limited exceptions.

*** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

**** By contract, total operating expenses are capped at 0.00% through 00/00/0000.

Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $0,000      $0,000       $0,000      $0,000
--------------------------------------------------------------------------------
Class B shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------
Class C shares               0,000       0,000        0,000       0,000
--------------------------------------------------------------------------------


                                                      KEMPER NEW EUROPE FUND  67

--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------
                                 FUND MANAGERS

The following people handle the fund's day-to-day management:

Carol L. Franklin
Lead Portfolio Manager
o Began investment career in 1975
o Joined the advisor in 1981
o Joined the fund team in 1990

Joan R. Gregory
o Began investment career in 1989
o Joined the advisor in 1992
o Joined the fund team in 1992

Marc Slendebroek
o Began investment career in 1990
o Joined the advisor in 1994
o Joined the fund team in 1998


68  KEMPER NEW EUROPE FUND

--------------------------------------------------------------------------------
Other Policies And Risks

This prospectus doesn't tell you about every policy or risk of investing in a fund. For more information, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be rare, each fund's Board could change that fund's investment goal without seeking shareholder approval.

o As a temporary defensive measure, any of these funds could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.

o Scudder Kemper establishes a security's credit quality when it buys the security, using independent ratings or, for unrated securities, its own credit ratings. When ratings don't agree, a fund may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the shareholders' best interests.

o Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, currencies or securities), the managers don't intend to use them as principal investments, and may not use them at all. With derivatives there is a risk that they could produce disproportionate losses.

Keep in mind that there is no assurance that any mutual fund will achieve its goal.


                                                    OTHER POLICIES AND RISKS  69

Year 2000 and euro readiness

Like all mutual funds, these funds could be affected by the inability of some computer systems to recognize the year 2000. Also, because they invest in foreign securities, the funds could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. Scudder Kemper has readiness programs designed to address these problems, and is also researching the readiness of suppliers and business partners as well as issuers of securities the funds own. Still, there's some risk that one or both of these problems could materially affect a fund's operations (such as its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.


70  OTHER POLICIES AND RISKS

--------------------------------------------------------------------------------
Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Growth Fund Of Spain

Kemper Asian Growth Fund

Kemper Emerging Markets Growth Fund

Kemper Emerging Markets Income Fund

Kemper Global Blue Chip Fund

Kemper Global Discovery Fund

Kemper Global Income Fund

Kemper International Fund

Kemper International Growth and Income Fund

Kemper Latin America Fund

Kemper New Europe Fund


                                                        FINANCIAL HIGHLIGHTS  71

Investing In The Funds

[GRAPHIC OMITTED]

      The following pages tell you about many of the services, choices and benefits of being a Kemper Funds shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or other investment provider, such as a workplace retirement plan.

--------------------------------------------------------------------------------
Choosing A Share Class

In this prospectus, there are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

---------------------------------------  ---------------------------------------
Classes and features                      Points to help you compare
---------------------------------------  ---------------------------------------

Class A

o  Sales charges of up to 5.75%,          o  Some investors may be able to
   charged when you buy shares               reduce or eliminate their sales
                                             charges; see next page
o  In most cases, no charges when you
   sell shares                            o  Annual operating expenses are
                                             lower than those for Class B or
o  No distribution fee                       Class C

---------------------------------------  ---------------------------------------

Class B

o  No charges when you buy shares         o  The deferred sales charge rate
                                             falls to zero after six years
o  Deferred sales charge of up to
   4.00%, charged when you sell           o  Shares automatically convert to
   shares you bought within the last         Class A after six years, which
   six years                                 means lower annual expenses going
                                             forward
o  0.75% distribution fee

---------------------------------------  ---------------------------------------

Class C

o  No charges when you buy shares         o  The deferred sales charge rate is
                                             lower, but your shares never
o  Deferred sales charge of 1.00%,           convert to Class A, so annual
   charged when you sell shares you          expenses remain higher
   bought within the last year

o  0.75% distribution fee

---------------------------------------  ---------------------------------------


                                                       CHOOSING A SHARE CLASS 73

Class A shares

All funds, except Kemper Global Income Fund and Kemper Emerging Markets Income Fund

Class A shares have a sales charge that varies with the amount you invest:

                      Sales charge     Sales charge
                      as a % of        as a % of your
Your investment       offering price   net investment
---------------------------------------------------------
Up to $50,000         5.75%            6.10%
---------------------------------------------------------
$50,000-$99,999       4.50             4.71
---------------------------------------------------------
$100,000-$249,999     3.50             3.63
---------------------------------------------------------
$250,000-$499,999     2.60             2.67
---------------------------------------------------------
$500,000-$999,999     2.00             2.04
---------------------------------------------------------
$1 million or more    See below and next page
---------------------------------------------------------

The offering price includes the sales charge.

Class A shares -- Kemper Global Income Fund and Kemper Emerging Markets Income Fund

Amount of purchase    Offering price   Amount invested
---------------------------------------------------------
Less than $100,000    4.50%            4.71%
---------------------------------------------------------
$100,000 but less
than $250,000         3.50             3.63
---------------------------------------------------------
$250,000 but less
than $500,000         2.60             2.67
---------------------------------------------------------
$500,000 but less
than $1 million       2.00             2.04
---------------------------------------------------------
$1 million and over   0.00**           0.00**
---------------------------------------------------------

*     Rounded to nearest one hundredth percent.

** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.


74  CHOOSING A SHARE CLASS

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 ($100,000 for Kemper Global Income Fund and Kemper Emerging Markets Income Fund) over the next 24 months ("letter of intent")

o the amount of Kemper shares you already own (including shares in certain other Kemper funds) plus the amount you're investing now is at least $50,000 ($100,000 for Kemper Global Income Fund and Kemper Emerging Markets Income Fund) ("cumulative discount")

o you are investing a total of $50,000 ($100,000 for Kemper Global Income Fund and Kemper Emerging Markets Income Fund) or more in several Kemper funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.


                                                      CHOOSING A SHARE CLASS  75

You may be able to buy Class A shares without sales charges when you are:

o     reinvesting dividends or distributions

o     investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The fund may waive the sales charges for investors in other situations as well. Your financial representative or Kemper can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them. This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.


76  CHOOSING A SHARE CLASS

Class B shares

With Class B shares, you pay no up-front sales charges to the fund. Class B shares do have a 12b-1 plan, under which a distribution fee of 0.75% is deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares, which don't have a 12b-1 fee. After six years, Class B shares automatically convert to Class A, which has the net effect of lowering the annual expenses from the seventh year on.

Class B shares have a contingent deferred sales charge (CDSC). This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares   CDSC on shares you sell
-----------------------------------------------------------
First year                     4.00%
-----------------------------------------------------------
Second or third year           3.00
-----------------------------------------------------------
Fourth or fifth year           2.00
-----------------------------------------------------------
Sixth year                     1.00
-----------------------------------------------------------
Seventh year and later         None (automatic conversion
                               to Class A)
-----------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

Class B shares can be a logical choice for long-term investors who would prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses in exchange.


                                                      CHOOSING A SHARE CLASS  77

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% is deducted from fund assets each year. Because of this fee, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a contingent deferred sales charge (CDSC), but only on shares you sell within one year of buying them:

Year after you bought shares    CDSC on shares you sell
----------------------------------------------------------
First year                      1.00%
----------------------------------------------------------
Second year and later           None
----------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them, or who aren't certain of their investment time horizon.


78  CHOOSING A SHARE CLASS

--------------------------------------------------------------------------------
How to Buy Shares

Once you've chosen a share class, use these instructions to make investments. Make out any checks to "Kemper Funds."

--------------------------------------  ----------------------------------------
First investment                          Additional investments
--------------------------------------  ----------------------------------------

$1,000 or more for regular accounts       $100 or more for regular accounts

$250 or more for IRAs                     $50 or more for IRAs

                                          $50 or more with an Automatic
                                          Investment Plan

--------------------------------------  ----------------------------------------

Through a financial representative

o  Contact your representative using      o  Contact your representative using
   method that's most convenient for         the method that's most convenient
   the                                       you for you

--------------------------------------  ----------------------------------------

By mail or express mail (see below)

o  Fill out and sign an application       o  Send a check and a Kemper
                                             investment slip to us at the
o  Send it to us at the appropriate          appropriate address below
   address, along with an investment
   check                                  o  If you don't have an investment
                                             slip, simply include a letter with
                                             your name, account number, the
                                             full name of the fund and the
                                             share class and your investment
                                             instructions

--------------------------------------  ----------------------------------------

By wire

o  Call (800) 621-1048 for                o  Call (800) 621-1048 for
   instructions                              instructions

--------------------------------------  ----------------------------------------

By phone

--                                        o  Call (800) 621-1048 for
                                             instructions

--------------------------------------  ----------------------------------------

With an automatic investment plan

--                                        o  To set up regular investments,
                                             call (800) 621-1048

--------------------------------------  ----------------------------------------

On the internet

o  Follow the instructions at             o  Follow the instructions at
   www.kemper.com                            www.kemper.com

--------------------------------------  ----------------------------------------

Regular mail: Kemper Funds, PO Box 219415, Kansas City, MO 64121-9415

Express, registered, or certified mail:
Kemper Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 800-818-7526 (for exchanging and selling only)


                                                           HOW TO BUY SHARES  79

--------------------------------------------------------------------------------
How to Exchange Or Sell Shares

Use these instructions to exchange or sell shares in your account.

--------------------------------------  ----------------------------------------
Exchanging into another fund            Selling shares
--------------------------------------  ----------------------------------------

$1,000 or more to open a new account    Some transactions, including most for
                                        over $50,000, can only be ordered in
$100 or more for exchanges between      writing with a signature guarantee;
existing accounts                       if you're in doubt, see page 00

--------------------------------------  ----------------------------------------

Through a financial representative

o  Contact your representative by the   o  Contact your representative by the
   method that's most convenient for       method that's most convenient for
   you                                     you

--------------------------------------  ----------------------------------------

By phone or wire

o  Call (800) 621-1048 for              o  Call (800) 621-1048 for
   instructions                            instructions

--------------------------------------  ----------------------------------------

By mail, express mail or fax
(see previous page)

Write a letter that includes:           Write a letter that includes:

o  the fund, class and account number   o  the fund, class and account number
   you're exchanging out of                from which you want to sell shares

o  the dollar amount or number of       o  the dollar amount or number of
   shares you want to exchange             shares you want to sell

o  the name and class of the fund you   o  your name(s), signature(s) and
   want to exchange into                   address, as they appear on your
                                           account
o  your name(s), signature(s) and
   address, as they appear on your      o  a daytime telephone number
   account

o  a daytime telephone number

--------------------------------------  ----------------------------------------

With a systematic exchange plan         With a systematic withdrawal plan

o  To set up regular exchanges from a   o  To set up regular cash payments
   Kemper fund account, call (800)         from a Kemper fund account, call
   621-1048                                (800) 621-1048

--------------------------------------  ----------------------------------------

On the internet

o  Follow the instructions at           o  Follow the instructions at
   www.kemper.com                          www.kemper.com

--------------------------------------  ----------------------------------------


80  HOW TO EXCHANGE OR SELL SHARES

--------------------------------------------------------------------------------
Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business on each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 3 p.m. Central time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

KemperACCESS, the Kemper Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use Kemper ACCESS to get information on Kemper funds generally and on accounts held directly at Kemper. You can also use it to make exchanges and sell shares.


                                              POLICIES YOU SHOULD KNOW ABOUT  81

The Kemper Web site can be a valuable resource for shareholders with Internet access. Go to www. kemper.com to get up-to-date information, review balances or even place orders for exchanges.

EXPRESS-Transfer lets you set up a link between a Kemper account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House
(ACH) services. Transactions take two to three days to be completed, and there is a $100 minimum. To set up EXPRESS-Transfer on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

When you call us to sell shares, we may record the call, ask you for certain information or take other steps designed to prevent fraudulent orders. It's important to understand that, with respect to certain pre-authorized transactions, as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send or accept wires of $1,000 or more.

Exchanges among Kemper funds are an option for most shareholders. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.


82  POLICIES YOU SHOULD KNOW ABOUT

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

When you want to sell more than $50,000 worth of shares, or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a contingent deferred sales charge (CDSC), we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one Kemper fund into another don't affect CDSCs: for each investment you make, the date you first bought Kemper shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o     the death or disability of an account owner (including a joint owner)

o     withdrawals made through a systematic withdrawal plan

o     withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans


                                              POLICIES YOU SHOULD KNOW ABOUT  83

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Kemper can answer your questions and help you determine if you are eligible.

If you sell shares in a Kemper fund and then decide to invest with Kemper again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Kemper fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Kemper. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Kemper or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.


84  POLICIES YOU SHOULD KNOW ABOUT

How the funds calculate share price

For each fund in this prospectus, the price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing A Share Class")

Class B and Class C shares -- net asset value per share, or NAV

To calculate NAV, each share class of each fund uses the following equation:

                     TOTAL ASSETS - TOTAL LIABILITIES
                    ---------------------------------- = NAV
                    TOTAL NUMBER OF SHARES OUTSTANDING

For each fund and share class in this prospectus, the price at which you sell shares is also the NAV, although a contingent deferred sales charge may be taken out of the proceeds (see "Choosing A Share Class").

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.


                                              POLICIES YOU SHOULD KNOW ABOUT  85

Other rights we reserve

For each fund in this prospectus, you should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts or if you have an automatic investment plan

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, a fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)


86  POLICIES YOU SHOULD KNOW ABOUT

--------------------------------------------------------------------------------
Understanding Distributions And Taxes

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund intends to pay dividends and distributions to its shareholders in November or December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


                                       UNDERSTANDING DISTRIBUTIONS AND TAXES  87

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o income dividends you receive from a fund
--------------------------------------------------------------------------------
o short-term capital gains distributions received from a fund
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o long-term capital gains distributions received from a fund
--------------------------------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before the fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends- received deduction for a portion of income dividends they receive.


88  UNDERSTANDING DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------
To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Kemper or the SEC (see below). Materials you get from Kemper are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.

SEC
450 Fifth Street, N.W.
Washington, DC 20549-6009
www.sec.gov
Tel (800) SEC-0330

Kemper Funds
222 South Riverside Plaza
Chicago, IL 60606-5808
www.kemper.com
Tel (800) 621-1048

SEC File Numbers
Growth Fund Of Spain                          000-000
Kemper Asian Growth Fund                      000-000
Kemper Emerging Markets Growth Fund           000-000
Kemper Emerging Markets Income Fund           000-000
Kemper Global Blue Chip Fund                  000-000
Global Discovery Fund                         000-000
Kemper Global Income Fund                     000-000
Kemper International Fund                     000-000
Kemper International Growth and Income Fund   000-000
Kemper Latin America Fund                     000-000
Kemper New Europe Fund                        000-000

      Principal Underwriter
      Kemper Distributors, Inc.
      222 South Riverside Plaza Chicago, IL 60606-5808 www.kemper.com E-mail info@kemper.com
      Tel (800) 621-1048

[LOGO] KEMPER FUNDS
Long-term investing in a short-term world(SM)

[Recycle Logo] Printed on recycled paper.  XXX-O (00/00) 000000

                      KEMPER GLOBAL AND INTERNATIONAL FUNDS
                            Kemper Asian Growth Fund
                            Kemper Global Income Fund
                            Kemper International Fund

                            SUPPLEMENT TO PROSPECTUS
                               DATED MARCH 1, 2000
                            ------------------------
                                 CLASS I SHARES
                            ------------------------

The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the prospectus, and Class I shares, which are described in the prospectus as supplemented hereby.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with a least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a Fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund; and (6) investment companies managed by Scudder Kemper that invest primarily in other investment companies. Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the Funds, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

Past performance

The charts and tables contained in the accompanying prospectus provide some indication of the risks of investing in the funds by illustrating how the funds have performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance. Additional financial information for those funds which currently have Class I shares outstanding is set forth below.

Average Annual Total Returns -- Class I shares


 For periods ended                                              Inception
 December 31, 1999               One year      Life of class     of class
 Kemper International Fund             %               %          7/3/95
 MSCI EAFE Index                       %               %            --


Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the funds.


Shareholder fees: Fees paid directly from your investment.

                 Maximum
                  sales       Maximum      Maximum
                  charge      deferred      sales
                  (load)       sales        charge
                imposed on     charge       (load)
                purchases      (load)     imposed on
                (as a % of   (as a % of   reinvested
                offering     redemption   dividends/  Redemption  Exchange
                  price)     proceeds)   distributions    fee        fee
                  ------     ---------   -------------    ---        ---
Kemper Asian
Growth Fund        None         None         None        None       None
Kemper Global
Income Fund        None         None         None        None       None
Kemper
International
Fund               None         None         None        None       None

Annual fund operating expenses: Expenses that are deducted from fund assets.

                                  Total Annual
                                      Fund
                    Management    Distribution      Other       Operating
                        fee       (12b-1) Fees    expenses*     Expenses*
 Kemper Asian
 Growth Fund              %           None             %             %
 Kemper
 International
 Fund                     %           None             %             %
 Kemper Global
 Income Fund              %           None             %             %

* Estimated for Kemper Asian Growth Fund, Kemper Europe Fund and Kemper Global Income Fund since no Class I shares were issued as of their most recent fiscal year ends.
Example

This example is to help you compare the cost of investing in a fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.


Fees and expenses if you sold shares after:

                                    1 year    3 years   5 years   10 years
                                    ------    -------   -------   --------
 Kemper Asian Growth Fund                $          $         $          $
 Kemper International Fund               $          $         $          $
 Kemper Global Income Fund               $          $         $          $

Financial Highlights

Tables to be inserted.

Kemper International Fund -- I shares

Kemper Asian Growth Fund -- I shares

Kemper Global Income Fund -- I shares

Special Features

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed under "Special Features -- Class A Shares -- Combined Purchases" in the prospectus. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus under "Special Features -- Exchange Privilege -- General."

March 1, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2000

                   KEMPER ASIAN GROWTH FUND (the "Asian Fund")
                  KEMPER GLOBAL INCOME FUND (the "Global Fund")
         KEMPER INTERNATIONAL FUND (the "International Fund") 222 South
                    Riverside Plaza, Chicago, Illinois 60606
                                 1-800-621-1048



This Statement of Additional Information is not a prospectus. It is the combined Statement of Additional Information for the Asian, Global and International Funds (the "Funds"). It should be read in conjunction with the combined prospectus of the Funds dated March 1, 2000. The prospectus may be obtained without charge from the Funds and is also available along with other related materials on the SEC's Internet web site (http://www.sec.gov).


                              --------------------

                                TABLE OF CONTENTS


                                                                                                Page
                                                                                                ----
         Investment Restrictions......................................................           2

         Investment Policies and Techniques...........................................           5

         Dividends and Taxes..........................................................          20

         Performance..................................................................          26

         Investment Manager and Underwriter...........................................          33

         Portfolio Transactions.......................................................          40

         Purchase, Repurchase and Redemption of Shares................................          41

         Officers and Trustees........................................................          55

         Shareholder Rights...........................................................          60

         Appendix--Ratings of Investments.............................................          62

The financial statements appearing in each Fund's Annual Report to Shareholders are incorporated herein by reference. The Report for the Fund for which this Statement of Additional Information is requested accompanies this document.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain fundamental investment restrictions which cannot be changed without approval of a "majority" of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of (1) 67% of the Fund's shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund's outstanding shares.


The Asian Growth and International Funds are classified as diversified open-end management investment companies. The Global Income Fund is a non-diversified open-end investment management company.


Each Fund, with the exception of the International Fund, may not, as a fundamental policy:

1. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4.   Purchase   physical   commodities   or   contracts   relating  to  physical
     commodities.

5. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

6. Issue senior securities except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. Each Fund has also adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval.

The Asian Fund may not, as a non-fundamental policy:

     i. Invest for the purpose of exercising control or management of another issuer.



     ii.  Invest more than 15% of its net assets in illiquid securities.

     iii. Purchase more than 10% of any class of voting securities of any issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

     iv. Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings. (The collateral arrangements with respect to options and financial futures transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

     v. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions

     vi. Purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20%of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

     vii. Enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit.

The Global Fund may not, as a non-fundamental policy:

     i. Invest for the purpose of exercising control or management of another issuer.

     ii.  Invest more than 15% of its net assets in illiquid securities.




     iii. Purchase more than 10% of any class of voting securities of any issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

     iv. Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

     v. Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

          Make short sales of securities or other assets or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or other assets or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities or other assets of the same issue as, and equal in amount to, the securities or other assets sold short and unless not more than 10% of the Fund's total assets is held as collateral for such sales at any one time.





     viii.Purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20%of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

     ix. Enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit.

     vi.

The International Fund may not, as a fundamental policy:

1. Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class.

2. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

5. Purchase physical commodities or contracts relating to physical commodities.

6. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

7. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

8. Issue senior securities except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The International Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal year and it has no present intention of borrowing during the current year. The International Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval.

The International Fund may not, as a non-fundamental policy:

     i. Invest for the purpose of exercising control or management of another issuer.




     ii.  Invest more than 15% of its net assets in illiquid securities.

     iii. Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class.

     iv. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

     x. Purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20%of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

     xi. Enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit.

     v. Pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.


INVESTMENT POLICIES AND TECHNIQUES

The following information sets forth each Fund's investment objective and policies. Each Fund's returns and net asset value will fluctuate and there is no assurance that a Fund will achieve its objective.

ASIAN FUND. The objective of the Asian Fund is long-term capital growth. The Fund seeks to achieve its objective by investing in a diversified portfolio consisting primarily of equity securities of Asian companies ("Asian Equity Securities"). Asian Equity Securities include common stocks, preferred stocks, securities convertible into or exchangeable for common or preferred stocks, equity investments in partnerships, joint ventures and other forms of non-corporate investment and warrants, options and rights exercisable for equity securities that are issued by Asian companies as defined below.

The Fund considers an issuer of securities to be an Asian company if: (i) it is organized under the laws of an Asian country and has a principal office in an Asian country; (ii) it derives 50% or more of its total revenues from business in Asia; or (iii) its equity securities are traded principally on a stock exchange in Asia. Under normal circumstances, the Fund will invest at least 85% of its total assets in Asian Equity Securities and will invest at least 65% of its total assets in Asian Equity Securities of issuers meeting at least one of the first two criteria described in the preceding sentence. For purposes of the foregoing policies, the Fund also considers Asian Equity Securities to include:
(i) shares of closed-end management investment companies, the assets of which are invested primarily in Asian Equity Securities and (ii) depository receipts (such as American Depository Receipts) where the underlying or deposited securities are Asian Equity Securities.

Currently, the Fund invests principally in developing or "emerging" countries (see "Special Risk Factors -- Emerging Markets" below). Some examples of emerging countries in which the Fund may invest without limit include China, Indonesia, Korea, Malaysia, Philippines, Thailand and Taiwan. The Fund may, in the discretion of the Fund's investment manager, invest without limit in developed Asian countries such as Hong Kong, Japan and Singapore; however, the Fund will only invest in Japan when economic conditions warrant and then only in limited amounts.

In pursuing its objective, the Fund invests primarily in Asian Equity Securities believed to have potential for capital growth. However, there is no requirement that the Fund invest exclusively in Asian Equity Securities. Subject to limits described above, the Fund may invest in any other type of security including, but not limited to, equity securities of non-Asian companies, bonds, notes and other debt securities of domestic or foreign companies (including Asian-currency instruments and securities) and obligations of domestic or foreign governments and their political subdivisions. Currently, the Fund does not intend to invest more than 5% of its net assets in debt securities (except for temporary defensive investments described below).

The Fund makes investments in various Asian countries. Under normal circumstances, business activities in not less than four different Asian countries will be represented in the Fund's portfolio. The Fund may, from time to time, have 40% or more of its assets invested in any major Asian industrial or developed country which, in the view of the Fund's investment manager, poses no unique investment risk. Investments may include securities issued by enterprises that have undergone or are currently undergoing privatization.

In determining the appropriate distribution of investments among various Asian countries and geographic regions, the Fund's investment manager ordinarily considers such factors as prospects for relative economic growth among Asian countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to investors in Asian companies.

When the investment manager deems it appropriate to invest for temporary defensive purposes, such as during periods of adverse market conditions, up to 100% of the Fund's assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations, either rated as high quality or considered to be of comparable quality in the opinion of the investment manager, including, but not limited to, certificates of deposit, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements secured thereby. In particular, for temporary defensive purposes the Fund's assets may be invested without limitation in U.S. Dollar-denominated obligations to reduce the risks inherent in non-U.S.
Dollar-denominated assets.

Generally, the Fund will not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held.




The Fund may purchase or sell put options and enter into futures contracts or purchase options. The Fund may also utilize various other investment strategies through the use of derivative contracts. See "Strategic Transactions and Derivatives."

GLOBAL FUND. The objective of the Global Fund is to provide high current income consistent with prudent total return asset management. In seeking to achieve its objective, the Fund will invest primarily in investment grade foreign and domestic fixed income securities. In managing the Fund's portfolio to provide a high level of current income, the investment manager will also be seeking to protect net asset value and to provide investors with a total return, which is measured by changes in net asset value as well as income earned. In so managing the Fund's portfolio in an effort to reduce volatility and increase returns, the investment manager may, as is discussed more fully below, adjust the Fund's portfolio across various global markets, maturity ranges, quality ratings and issuers based upon its view of interest rates and other market conditions prevailing throughout the world.

As a global fund, the Fund may invest in securities issued by any issuer and in any currency and may hold foreign currency. Under normal market conditions, as a non-fundamental policy, at least 65% of the Fund's assets will be invested in the securities of issuers located in at least three countries, one of which may be the United States. Securities of issuers within a given country may be denominated in the currency of another country, or in multinational currency units such as the European Currency Unit ("ECU"). Since the Fund invests in foreign securities, the net asset value of the Fund will be affected by fluctuations in currency exchange rates. See "Special Risk Factors" below.

The Fund may seek to capitalize on investment opportunities presented throughout the world and in international financial markets influenced by the increasing interdependence of economic cycles and currency exchange rates. Currently, more than 50% of the value of the world's debt securities is represented by securities denominated in currencies other than the U.S. Dollar. Over the past ten years, debt securities offered by certain foreign governments provided higher investment returns than U.S. Government debt securities. Such returns reflect interest rates prevailing in those countries and the effect of gains and losses in the denominated currencies, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time. The investment manager believes that investment in a global portfolio can provide investors with more opportunities for attractive returns than investment in a portfolio comprised exclusively of U.S. debt securities. Also, the flexibility to invest in fixed income markets around the world can reduce risk since, as noted above, different world markets have often performed, at a given time, in radically different ways.

The Fund will allocate its assets among securities of various issuers, geographic regions, and currency denominations in a manner that is consistent with its objective based upon relative interest rates among currencies, the outlook for changes in these interest rates, and anticipated changes in worldwide exchange rates. In considering these factors, a country's economic and political state, including such factors as inflation rate, growth prospects, global trade patterns and government policies, will be evaluated.

It is currently anticipated that the Fund's assets will be invested principally within Australia, Canada, Japan, New Zealand, the United States and Western Europe, and in securities denominated in the currencies of these countries or denominated in multinational currency units such as the ECU. The Fund may also acquire securities and currency in less developed countries and in developing countries.

The Fund may invest in debt securities of supranational entities denominated in any currency. A supranational entity is an entity designated or supported by the national governments of two or more countries to promote economic reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Investment Bank and the Asian Development Bank. The Fund may, in addition, invest in debt securities denominated in the ECU of an issuer in any country (including supranational issuers). The Fund is further authorized to invest in "semi-governmental securities," which are debt securities issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction that are not backed by its full faith and credit and general taxing powers.

The Fund is authorized to invest in the securities of any foreign or domestic issuer. Investments by the Fund in fixed income securities may include obligations issued or guaranteed by United States or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities; obligations issued or guaranteed by supranational entities; debt obligations of foreign and domestic corporations, banks and other business organizations; and other foreign and domestic debt securities such as convertible securities and preferred stocks, cash and cash equivalents and repurchase agreements. Under normal market conditions, the Fund, as a non-fundamental policy, will invest at least 65%, and may invest up to 100%, of its total assets in fixed income securities. Some of the Fund's fixed income securities may be convertible into common stock or be traded together with warrants for the purchase of common stock, and the Fund may convert such securities into equities and hold them as equity upon conversion. Investments may include securities issued by enterprises that have undergone or are currently undergoing privatization.

The securities in which the Fund may invest will be "investment grade" securities. Investment grade securities are those rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or IBCA Limited (including its affiliate IBCA, Inc.) ("IBCA"); or that are unrated but are of comparable quality in the opinion of the investment manager. Most foreign fixed income securities are unrated. The characteristics of the securities in the Fund's portfolio, such as the maturity and the type of issuer, will affect yields and yield differentials, which vary over time. The actual yield realized by the investor is subject, among other things, to the Fund's expenses and the investor's transaction costs.

When the investment manager deems it appropriate to invest for temporary defensive purposes, such as during periods of adverse market conditions, or when relative yields in other securities are not deemed attractive, part or all of the Fund's assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations, either rated as high quality or considered to be of comparable quality in the opinion of the investment manager, including, but not limited to, certificates of deposit, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements secured thereby. In particular, for defensive purposes a larger portion of the Fund's assets may be invested in U.S. Dollar-denominated obligations to reduce the risks inherent in non-U.S. Dollar-denominated assets.

The Fund will not normally engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective. Accordingly, the Fund may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.




The Fund may purchase or sell put options and enter into futures contracts or purchase options. The Fund may also utilize various other investment strategies through the use of derivative contracts. See "Strategic Transactions and Derivatives."


INTERNATIONAL FUND. The International Fund seeks a total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities. Investments may be made for capital growth or for income or any combination thereof for the purpose of achieving a high overall return. There is no limitation on the percentage or amount of the Fund's assets that may be invested in growth or income, and therefore at any particular time the investment emphasis may be placed solely or primarily on growth of capital or on income. While the Fund invests principally in equity securities of non-U.S. issuers, it may also invest in convertible and debt securities and foreign currencies. The Fund invests primarily in non-U.S. issuers, and under normal circumstances more than 80% of the Fund's total assets will be invested in non-U.S. issuers. In determining whether the Fund will be invested for capital growth or income, the investment manager analyzes the international equity and fixed income markets and seeks to assess the degree of risk and level of return that can be expected from each market. See "Special Risk Factors."

In pursuing its objective, the Fund invests primarily in common stocks of established non-U.S. companies believed to have potential for capital growth, income or both. However, there is no requirement that the Fund invest exclusively in common stocks or other equity securities. The Fund may invest in any other type of security including, but not limited to, convertible securities (including warrants), preferred stocks, bonds, notes and other debt securities of companies (including Euro-currency instruments and securities) or obligations of domestic or foreign governments and their political subdivisions. When the investment manager believes that the total return potential in debt securities equals or exceeds the potential return on equity securities, the Fund may substantially increase its holdings in such debt securities. The Fund may establish and maintain reserves for defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves may be invested in domestic as well as foreign short-term money market instruments including, but not limited to, government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

The Fund makes investments in various countries. Under normal circumstances, business activities in not less than three different foreign countries will be represented in the Fund's portfolio. The Fund may, from time to time, have more than 25% of its assets invested in any major industrial or developed country which in the view of the investment manager poses no unique investment risk. The Fund may purchase securities of companies, wherever organized, that have their principal activities and interests outside the United States. Investments may include securities issued by enterprises that have undergone or are currently undergoing privatization. Under exceptional economic or market conditions abroad, the Fund may, for defensive purposes, invest all or a major portion of its assets in U.S. Government obligations or securities of companies incorporated in and having their principal activities in the United States. The Fund may also invest its reserves in domestic short-term money-market instruments as described above.

In determining the appropriate distribution of investments among various countries and geographic regions, the investment manager ordinarily considers such factors as prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the international investor.

Generally, the Fund will not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held.




The Fund may purchase or sell put options and enter into futures contracts or purchase options. The Fund may also utilize various other investment strategies through the use of derivative contracts. See "Strategic Transactions and Derivatives."


SPECIAL RISK FACTORS. There are risks inherent in investing in any security, including shares of each Fund. The investment manager attempts to reduce risk through fundamental research; however, there is no guarantee that such efforts will be successful and each Fund's returns and net asset value will fluctuate over time. There are special risks associated with each Fund's investments that are discussed below.

Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based upon the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for such securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments that could affect investment in these countries.

Because the Asian Fund concentrates its investments in Asian companies, the performance of the Asian Fund is closely tied to economic and political conditions within Asia. The current economies and political structures of many of the countries the Asian Fund may invest in do not compare favorably with the United States or other mature economies in terms of wealth and stability. As a result, such investments will be subject to more risk and erratic and abrupt price movements; particularly in the emerging Asian countries. Concentration of the Asian Fund's investments in Asian companies presents greater risk than investment in a more diversified portfolio of foreign securities.

EMERGING MARKETS. While the Global and International Funds' investments in foreign securities will principally be in developed countries, a Fund may, and in the case of the Asian Fund will principally, invest in countries considered by the Fund's investment manager to be developing or "emerging" markets. While no specific limits apply, it is currently anticipated that less than 25% of the total assets for each of the Global and International Funds will be invested in such countries. Developing or emerging markets involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing country or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a Fund may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.


Many of the risks described above relating to foreign securities generally will be greater for emerging markets than for developed countries. For instance, economies in individual developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing markets. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose a Fund to the risk of losses resulting from a Fund's inability to recover from a counterparty.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading securities may cease or may be substantially curtailed and prices for a Fund's portfolio securities in such markets may not be readily available. A Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of its Board of Trustees.

Investment in certain emerging market securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the costs and expenses of a Fund. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

FIXED INCOME. Since most foreign fixed income securities are not rated, a Fund will invest in foreign fixed income securities based upon the investment manager's analysis without relying on published ratings. Since such investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of a Fund's goals may depend more upon the abilities of the investment manager than would otherwise be the case.

The value of the fixed income securities held by a Fund, and thus the net asset value of the Fund's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities, (b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Fund's investments in fixed income securities are denominated with respect to the U.S. Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Fund's investments in foreign fixed income securities, and the extent to which a Fund hedges its interest rate, credit and currency exchange rate risks. Many of the foreign fixed income obligations in which a Fund will invest will have long maturities. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and a Fund may be unable to collect all or any part of its investment in a particular issue.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceed of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of a Fund. A significant portion of the sovereign debt in which a Fund may invest is issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

PRIVATIZED ENTERPRISES. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A Fund's investments in the securities of privatized enterprises include privately negotiated investments in a government- or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as a Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a Fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

DEPOSITORY RECEIPTS. Each Fund may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"). For many foreign securities, there are U.S. Dollar denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. The Funds may also invest in securities of foreign issuers in the form of Global Depository Receipts ("GDRs"), and European Depository Receipts ("EDRs") for the Europe, Global and International Funds, which are receipts evidencing an arrangement with a bank, similar to that for ADRs, and are designed for use in other foreign securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.



ADDITIONAL INVESTMENT INFORMATION. The Funds will have increased opportunities to adjust their portfolios across various markets and may experience a high portfolio turnover rate (over 100%), which involves correspondingly greater brokerage commissions or other transaction costs. Higher portfolio turnover may result in the realization of greater net short-term capital gains. See "Dividends and Taxes" below.

The Global Fund has registered as a "non-diversified" investment company so that it will be able to invest more than 5% of its assets in the obligations of an issuer, subject to the diversification requirements of Subchapter M of the Internal Revenue Code applicable to the Fund. This allows the Global Fund, as to 50% of its assets, to invest more than 5% of its assets, but not more than 25%, in the fixed income securities of an individual foreign government or corporate issuer. Currently, the Fund does not intend to invest more than 5% of its assets in any individual corporate issuer. Since the Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified investment company.

As noted above, the Global Fund may invest in securities that are rated within the four highest grades by S&P, Moody's or IBCA or, if unrated, are of comparable quality as determined by the investment manager. Securities rated within the four highest grades are generally considered to be "investment grade." Like higher rated securities, securities rated in the fourth grade are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be adversely affected by severe economic circumstances and are considered to have speculative characteristics. The characteristics of the rating categories are described in the "Appendix -- Ratings of Investments."

Since interest rates vary with changes in economic, market, political and other conditions, there can be no assurance that past interest rates are indicative of future rates. The values of fixed income securities in a Fund's portfolio will fluctuate depending upon market factors and inversely with current interest rate levels.

The Global Fund may take full advantage of the entire range of maturities of fixed income securities and may adjust the average maturity of its portfolio from time to time, depending upon its assessment of relative yields on securities of different maturities and its expectations of future changes in interest rates. Thus, the average maturity of the Fund's portfolio may be relatively short (under five years, for example) at some times and relatively long (over 10 years, for example) at other times. Generally, since shorter term debt securities tend to be more stable than longer term debt securities, the portfolio's average maturity will be shorter when interest rates are expected to rise and longer when interest rates are expected to fall. Since in most foreign markets debt securities generally are issued with maturities of ten years or less, it is currently anticipated that the average maturity of the Fund's portfolio will normally be in the intermediate range (three to ten years).

A Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% of the Fund's net assets valued at the time of the transaction would be invested in such securities. If the Fund holds a material percentage of its assets in illiquid securities, there may be a question concerning the ability of the Fund to make payment within seven days of the date its shares are tendered for redemption. SEC guidelines provide that the usual limit on aggregate holdings by an open-end investment company of illiquid assets is 15% of its net assets. See "Investment Policies and Techniques -- Over-the-Counter Options" for a description of the extent to which over- the-counter traded options are in effect considered as illiquid for purposes of each Fund's limit on illiquid securities. A Fund may invest in securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers, such as the Funds. Such securities may be illiquid and subject to a Fund's limitation on illiquid securities. A "Rule 144A" security may be treated as liquid, however, if so determined pursuant to procedures adopted by the Board of Trustees. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities.

Each Fund has adopted certain fundamental investment restrictions, which are presented above and that, together with any policies of the Fund specifically designated in this statement of additional information as fundamental, cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940 ("1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund. Policies of a Fund that are neither designated as fundamental nor incorporated into any of the fundamental investment restrictions referred to above may be changed by the Board of Trustees of the applicable Fund without shareholder approval.

Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in the Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in a Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of a Fund, and a Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of a Fund's assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. Each Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

Each Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC  options  are  purchased  from  or  sold to  securities  dealers,  financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Each Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes a Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of a Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

Each Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Each Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

Each Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Fund has or in which a Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of a Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), a Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, a Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Each Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that a Fund segregate cash or liquid assets with its custodian to the extent a Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid assets denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and a Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

Strategic  Transactions  may be covered  by other  means  when  consistent  with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Investment Company Securities. Each Fund except for Kemper Global Income Fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, a Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.


REGULATORY RESTRICTIONS. To the extent required to comply with applicable regulation, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase or a forward foreign currency exchange purchase, a Fund will maintain eligible securities in a segregated account. A Fund will use cover in connection with selling a futures contract.

A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities or other assets which the Fund holds or intends to purchase.

REPURCHASE AGREEMENTS. A Fund may invest in repurchase agreements, which are instruments under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Each Fund currently does not intend to invest more than 5% of its net assets in repurchase agreements during the current year.


SHORT SALES AGAINST-THE-BOX. The Asian and Global Funds may make short sales against-the-box for the purpose of, but not limited to, deferring realization of loss when deemed advantageous for federal income tax purposes. A short sale "against-the-box" is a short sale in which the Fund owns at least an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities or other assets sold short. The Fund may engage in such short sales only to the extent that not more than 10% of the Fund's total assets (determined at the time of the short sale) is held as collateral for such sales. The Fund currently does not intend, however, to engage in such short sales to the extent that more than 5% of its net assets will be held as collateral therefor during the current year.

LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, the Asian and Global Funds may lend its portfolio securities (principally to broker-dealers) without limit where such loans are callable at any time and are continuously secured by segregated collateral (cash or other liquid securities) equal to no less than the market value, determined daily, of the securities loaned. A Fund will receive amounts equal to dividends or interest on the securities loaned. It also will earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Fund's investment manager to be of good standing, and when the Fund's investment manager believes the potential earnings justify the attendant risk. Management will limit such lending to not more than one-third of the value of a Fund's total assets.


DIVIDENDS AND TAXES

DIVIDENDS. The Global Fund normally distributes monthly dividends of net investment income, the Asian, Europe and International Funds normally distribute annual dividends of net investment income and each Fund distributes any net realized short-term and long-term capital gains at least annually.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

A Fund may at any time vary the foregoing dividend practice and, therefore, reserves the right from time to time either to distribute or to retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund determines appropriate under then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code").

Income dividends and capital gain dividends, if any, of a Fund will be credited to shareholder accounts in full and fractional Fund shares of the same class at net asset value except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

(2) To receive income and capital gain dividends in cash.

Any dividends of a Fund that are reinvested normally will be reinvested in Fund shares of the same class. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have dividends of a Fund invested without sales charge in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. See "Special Features -- Class A Shares -- Combined Purchases" for a list of such other Kemper Funds.

To use this privilege of investing dividends of a Fund in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Funds reinvest dividend checks (and future dividends) in shares of that same class of the Fund and class if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the same Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Such qualification does not involve governmental supervision or management of investment practices or policy.

A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or shares. Long-term capital gain dividends received by individual shareholders are taxed at a maximum rate of 20% on gains realized by a Fund from securities held more than 18 months and at a maximum rate of 28% on gains realized by a Fund from securities held more than 12 months but not more than 18 months. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. A portion of the dividends paid by the Funds may qualify for the dividends received deduction available to corporate shareholders.

A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends representing gains realized on sales of securities, such dividends would be a return of investment though taxable as stated above.

A Fund's options, futures and foreign currency transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of the Fund's securities.

The mark-to-market rules of the Code may require a Fund to recognize unrealized gains and losses on certain options and futures held by the Fund at the end of the fiscal year. Under these provisions, 60% of any capital gain or loss recognized will generally be treated as long-term and 40% as short-term.
However, although certain forward contracts on foreign currency are marked-to-market, the gain or loss is generally ordinary under Section 988 of the Code. In addition, the straddle rules of the Code would require deferral of certain losses realized on positions of a straddle to the extent that the Fund had unrealized gains in offsetting positions at year end.

A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of a Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ending October 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the one year period ended October 31 in the prior calendar year, minus any overdistribution in the prior calendar year. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. The Funds intend to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax. If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by a Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro rata share of such gains owned and the individual tax credit.

It is anticipated that only a small portion, if any, of the ordinary income dividends from the Funds will be eligible for the dividends received deduction available to corporate shareholders. The aggregate amount eligible for the dividends received deduction may not exceed the aggregate qualifying dividends received by a Fund for the fiscal year.


A shareholder who redeems shares of a Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. Any loss recognized on the redemption of Fund shares held six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain dividends on such shares. A shareholder who has redeemed shares of a Fund or any other Kemper Mutual Fund listed herein under "Special Features--Class A Shares--Combined Purchases" (other than shares of Kemper Cash Reserves Fund not acquired by exchange from another Kemper Mutual
Fund) may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of the Fund or in shares of the other Kemper Mutual Funds within six months of the redemption as described herein under "Redemption or Repurchase of Shares--Reinvestment Privilege." If redeemed shares were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realizes a loss on the redemption or exchange of a Fund's shares and reinvests in shares of the same Fund within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.


Investment income derived from foreign securities may be subject to foreign income taxes withheld at the source. Because the amount of a Fund's investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance.

A Fund may invest in shares of certain foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution. Certain distributions from a PFIC as well as gains from the sale of the PFIC shares are treated as "excess distributions." In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will be subject to tax on the portion, if any, of an excess distribution that is allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Excess distributions allocated to the current taxable year are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark to market losses and any loss from an actual disposition of shares would be deductible as ordinary loss to the extent of any net mark to market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, a Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

Equity options (including covered call options on portfolio stock) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of an exercise of a put option, on the Fund's holding period for the underlying stock. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying stock or substantially identical stock in the Fund's portfolio. If a Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock. The exercise of a put option written by a Fund is not a taxable transaction for the Fund.

Many futures contracts and certain foreign currency forward contracts entered into by a Fund and all listed non-equity options written or purchased by a Fund (including options on futures contracts and options on broad-based stock indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under
Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

Positions of a Fund which consist of at least one stock and at least one other position with respect to a related security which substantially diminishes a Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

Positions  of a Fund which  consist of at least one  position  not  governed  by
Section 1256 and at least one futures or forward contract or non-equity option governed by Section 1256 which substantially diminishes a Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund intends to monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

Notwithstanding any of the foregoing, recent tax law changes may require a Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if a Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain options, futures contracts and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Dividends from domestic corporations are expected to comprise a substantial part of each Fund's gross income. To the extent that such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law, and is eliminated if either those shares or the shares of the Fund are deemed to have been held by a Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

The Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Shareholders of a Fund may be subject to state and local taxes on distributions received from a Fund and on redemptions of the Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Each Fund is organized as a Massachusetts business trust and is not liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that it qualifies as a regulated investment company for federal income tax purposes.

An individual may make a deductible IRA contribution for any taxable year only if (i) the individual is not an active participant in an employer's retirement plan, or (ii) the individual has an adjusted gross income below a certain level ($50,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $50,000 and $60,000; $30,000 for a single individual, with a phase-out for adjusted gross income between $30,000 and $40,000). An individual is not considered an active participant in an employer's retirement plan if the individual's spouse is an active participant in such a plan. However, in the case of a joint return, the amount of the deductible contribution by the individual who is not an active participant (but whose spouse is) is phased out for adjusted gross income between $150,000 and $160,000. However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.


Shareholders who are non-resident aliens are subject to U.S. withholding tax on ordinary income dividends (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by any applicable tax treaty. Each Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over". The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts
(IRAs) or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult with their tax Advisors regarding the 20% withholding requirement.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving reinvestment of dividends and periodic investment and redemption programs. Information for income tax purposes, including, when appropriate, information regarding any foreign taxes and credits, will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Dividend and interest income received by a Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

Shareholders should consult their tax advisors about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

NET ASSET VALUE

The net asset value per share of a Fund is the value of one share and is determined separately for each class by dividing the value of a Fund's net assets attributable to the class by the number of shares of that class outstanding. The per share net asset value of each of Class B and Class C shares of the Fund will generally be lower than that of the Class A shares of a Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of a Fund is computed as of the close of regular trading (the "value time") on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities for which market quotations are readily available are generally valued at market value as of the value time in the manner described below. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board.

With respect to the Funds with securities listed primarily on foreign exchanges, such securities may trade on days when the Fund's net asset value is not computed; and therefore, the net asset value of a Fund may be significantly affected on days when the investor has no access to the Fund.

An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market Inc. ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

Debt securities are valued at prices supplied by a pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the investment manager of the particular fund may calculate the price of that debt security, subject to limitations established by the Board.

An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate on the valuation date.

If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

If, in the opinion of the Valuation Committee of the Board of Trustees, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects market value of the property on the valuation date.

Following the valuations of securities or other portfolios assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.


PERFORMANCE

A Fund may advertise several types of performance information for a class of shares, including "yield" and "average annual total return" and "total return." Performance information will be computed separately for each class. Each of these figures is based upon historical results and is not representative of the future performance of any class of a Fund. A Fund with fees or expenses being waived or absorbed by Scudder Kemper may also advertise performance information before and after the effect of the fee waiver or expense absorption.

A Fund's historical performance or return for a class of shares may be shown in the form of "average annual total return" and "total return" figures, and for the Global Fund may be shown in the form of "yield" figures. These various measures of performance are described below. Performance information will be computed separately for each class.

Yield is a measure of the net investment income per share earned over a specific one month or 30-day period expressed as a percentage of the maximum offering price of the Global Fund's shares (which is net asset value for Class B and Class C shares) at the end of the period. Average annual total return and total return measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio.

The Global Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The Fund's Class A, Class B and Class C shares' yields based upon the one-month period ended December 31, 1998 were 2.09%, 1.25%, and 2.50%, respectively. The Fund's yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share (which is net asset value for Class B and Class C shares) on the last day of the period, according to the following formula:

         YIELD = 2[(a - b + 1)^6 - 1]
                    -----
                     cd

Where:   a =      dividends and interest earned during the period.

         b =      expenses accrued for the period (net of reimbursements).

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

         d = the maximum offering price per share on the last day of the period (which is net asset value for Class B and Class C shares).

In computing the foregoing yield, the Global Fund follows certain standardized accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with those that the Fund uses to prepare its annual and interim financial statements in conformity with generally accepted accounting principles.

Each Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B or Class C shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the

Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return figures may also be calculated without deducting the maximum sales charge.

Calculation of a Fund's total return is not subject to a standardized formula, except when calculated for the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking a hypothetical investment ("initial investment") in the Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B and Class C shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge for Class A shares or the contingent deferred sales charge for Class B shares would be reduced if such charge were included.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Fund during a specified period. Average annual total return will be quoted for at least the one-, five- and ten-year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

A Fund's performance figures are based upon historical results and are not representative of future performance. The Global Fund's Class A shares are sold at net asset value plus a maximum sales charge of 4.5% of the offering price and the Asian and International Funds' Class A shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. Class B and Class C shares are sold at net asset value. Redemption of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Redemption of Class C shares may be subject to a 1% contingent deferred sales charge in the first year following purchase. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included. Returns and net asset value will fluctuate. Factors affecting each Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce returns described in this section. Shares of each Fund are redeemable at the then current net asset value, which may be more or less than original cost.


A Fund's performance may be compared to that of the Consumer Price Index or various unmanaged bond indexes including, but not limited to, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Adjustable Rate Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Government/ Corporate Bond Index, the Salomon Brothers Long-Term High Yield Index, the Salomon Brothers 30 Year GNMA Index and the Merrill Lynch Market Weighted Index and may also be compared to the performance of other mutual funds or mutual fund indexes with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.


Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index ("COFI").

A Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

Each Fund's returns and net asset value will fluctuate and shares of a Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Redemption of Class B shares and Class C shares may be subject to a contingent deferred sales charge as described above. Additional information about each Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the applicable Fund.

The figures below show performance information for various periods.

The net asset value and returns of the Funds will fluctuate. No adjustment has been made for taxes payable on dividends. The periods indicated were ones of fluctuating securities prices and interest rates.


ASIAN FUND--NOVEMBER 30, 1999


                    AVERAGE ANNUAL         Fund       Fund       Fund
                  TOTAL RETURN TABLE       Class A    Class B    Class C
                  ------------------       Shares     Shares     Shares
                                           ------     ------     ------


              Life of Class(+)
              One Year


                   (+) Since October 21, 1996 for all classes.



EUROPE FUND--NOVEMBER 30, 1999


                                               Fund       Fund       Fund
                      AVERAGE ANNUAL          Class A    Class B    Class C
                    TOTAL RETURN TABLE        Shares     Shares     Shares
                    ------------------        ------     ------     ------


               Life of Class(+)
               One Year


                     (+) Since May 1, 1996 for all classes.



GLOBAL FUND--DECEMBER 31, 1999


                                            Fund       Fund       Fund
                     AVERAGE ANNUAL         Class A    Class B    Class C
                   TOTAL RETURN TABLE       Shares     Shares     Shares
                   ------------------        ------     ------     ------


              Life of Class(+)
              Five Years
              Three Years
              One Year


               (+) Since October 1, 1989 for Class A shares. Since May 31, 1994 for Class B and Class C shares.
               *    Does not apply

INTERNATIONAL FUND--OCTOBER 31, 1999


                                                    Fund       Fund       Fund
                     AVERAGE ANNUAL                Class A    Class B    Class C
                    TOTAL RETURN TABLE             Shares     Shares     Shares
                    ------------------             ------     ------     ------


                     Life of Class(+)
                     Ten Years
                     Five Years
                     One Year


               (+) Since May 21, 1981 for Class A shares. Since May 31, 1994 for Class B and Class C shares.
               *    Does not apply.


                             FOOTNOTES FOR ALL FUNDS

(1) The Initial Investment and adjusted amounts for Class A shares were adjusted for the maximum initial sales charge at the beginning of the period, which is 5.75% for the Asian, Europe and International Funds and 4.5% for the Global Fund. The Initial Investment for Class B and Class C shares was not adjusted. Amounts were adjusted for Class B shares for the contingent deferred sales charge that may be imposed at the end of the period based upon the schedule for shares sold currently, see "Redemption or Repurchase of Shares" herein. No adjustments were made to Class C shares.

Investors may want to compare a Fund's performance to that of certificates of deposit issued by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposit prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. The shares of the Fund are not insured and net asset value as well as yield will fluctuate. Shares of a Fund are redeemable at net asset value which may be more or less than original cost. Redemption of Class B and Class C shares may be subject to a contingent deferred sales charge. The bonds in the Global Fund's portfolio are generally of longer term than most certificates of deposit and may reflect longer term market interest rate fluctuations.

Investors may also want to compare a Fund's performance to that of U.S. Treasury bills, notes or bonds. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Shares of a Fund are redeemable at net asset value, which may be more or less than original cost. The Funds' returns will also fluctuate.

In order to appreciate more fully the opportunities for income throughout the world and the potential advantages of investing in the Global Fund, investors may want to compare the historical performance of various bond markets around the world. Such performance, of course, would not necessarily be representative of future actual or relative performance of such markets, or of the past or future performance of the Fund. The following table compares the performance of the Class A shares of each Fund over various periods with that of other mutual funds within the category described below according to data reported by Lipper Analytical Services, Inc. ("Lipper"), New York, New York, which is a mutual fund reporting service. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges. Future performance cannot be guaranteed. Lipper publishes performance analyses on a regular basis.

ASIAN FUND


                                                                                     Lipper Mutual Fund
                                                                                    Performance Analysis
                                                                                    --------------------
                                                                                   Pacific Ex-Japan Funds
                                                                                   ----------------------


One Year (Period ended 11/30/99)..........................................


The Lipper Pacific Ex-Japan Fund category includes funds that concentrate their investments in equity securities with primary trading markets or operations concentrated in the Pacific region (including Asian countries) and that specifically does not invest in Japan.



GLOBAL FUND


                                                                                     Lipper Mutual Fund
                                                                                    Performance Analysis
                                                                                    --------------------
                                                                                     Global Income Funds
                                                                                     -------------------


Five Years (Period ended 12/31/99)...........   ..............
Three Years (Period ended 12/31/99).........   .............
One Year (Period ended 12/31/99)............   .............


The Lipper Global Income Fund category includes funds which by prospectus or portfolio practice invest primarily in U.S. Dollar and non-U.S. Dollar debt instruments of issuers located in at least 3 countries, one of which may be in the United States. This category includes funds with a variety of objectives, policies and market and credit risks that should be considered in reviewing these rankings.


INTERNATIONAL FUND


                                                                                     Lipper Mutual Fund
                                                                                    Performance Analysis
                                                                                    --------------------
                                                                                     International Funds
                                                                                     -------------------


Fifteen Years (Period ended 11/30/99)...........  ...............
Ten Years (Period ended 11/30/99)............  ..............
Five Years (Period ended 11/30/99)..........  .............
One Year (Period ended 11/30/99)...........  ...............


The Lipper International Funds category includes funds which invest their assets in securities whose primary trading markets are outside of the United States.

INVESTMENT MANAGER AND UNDERWRITER

INVESTMENT MANAGER. Scudder Kemper Investments, Inc. ("Scudder Kemper" or "the Adviser"), 345 Park Avenue, New York, New York, is each Fund's investment manager. Scudder Kemper is approximately 70% owned by Zurich Financial Services, a newly formed global insurance and financial services company. The balance of the Adviser is owned by its officers and employees. Pursuant to investment management agreements, Scudder Kemper acts as each Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of a Fund if elected to such positions. The investment management agreements provide that the Fund shall pay the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliated with officers or employees of Scudder Kemper), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records related thereto, taxes and membership dues. Each Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while Kemper Distributors, Inc., ("KDI") as principal underwriter, pays the cost of qualifying and maintaining the qualification of each Fund's shares for sale under the securities laws of the various states.

The investment management agreements provide that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under each agreement.

Each Fund's investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and by the shareholders of the Fund subject thereto or the Board of Trustees. Each Fund's investment management agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund subject thereto, and will terminate automatically upon assignment. If additional Funds become subject to an investment management agreement, the provisions concerning continuation, amendment and termination shall be on a Fund by Fund basis. Additional Funds may be subject to a different agreement.

Responsibility for overall management of each Fund rests with its Board of Trustees and officers. Professional investment supervision is provided by Scudder Kemper. The investment management agreements provide that Scudder Kemper shall act as each Fund's investment Advisor, manage its investments and provide it with various services and facilities.


On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Insurance Company ("Zurich") formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc., a former subsidiary of Zurich and the former investment manager to each Fund, and Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owned approximately 70% of the Advisor, with the balance owned by the Advisor's officers and employees.


On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services, Inc. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, each Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the current investment management agreement, except for the date of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and was approved by shareholders at a special meeting which concluded in December 1998.

Each Fund pays Scudder Kemper an investment management fee, payable monthly, at 1/12 of the annual rates shown below:



                                                                   Annual Management Fee Rates
                                                                   ---------------------------
                                                            Global and
Average Daily Net Assets of the Fund                       International                Asian
------------------------------------                       -------------                -----


$0 - $250 million                                               0.75%                   0.85%

                                       40

$250 million - $1 billion                                       0.72                    0.82
$1 billion - $2.5 billion                                       0.70                    0.80
$2.5 billion - $5 billion                                       0.68                    0.78
$5 billion - $7.5 billion                                       0.65                    0.75
$7.5 billion - $10 billion                                      0.64                    0.74
$10 billion - $12.5 billion                                     0.63                    0.73
Over $12.5 billion                                              0.62                    0.72

The expenses of each Fund, and of other investment companies investing in foreign securities, can be expected to be higher than for investment companies investing primarily in domestic securities since the costs of operation are higher, including custody and transaction costs for foreign securities and investment management fees.

The investment management fees incurred by each Fund for its last three fiscal years are shown in the table below.


Fund                                           Fiscal 1998           Fiscal 1997           Fiscal 1996
----                                           -----------           -----------           -----------


Asian................................                 None*             $45,000
Global...............................            $675,000              $858,000
International........................          $4,612,000            $4,131,000

*    After waiver of $58,000.
o For the period October 21, 1996 (commencement of operations) to November 30, 1996.
oo   For the period May 1, 1996  (commencement  of  operations)  to November 30,
     1996.

Fund Sub-Adviser. Scudder Investments U.K., Limited ("Scudder UK"), 1 South Place, London, U.K. EC42M 2ZS, an affiliate of Scudder Kemper, is the sub-adviser for the Global Income and International Funds. Scudder UK acts as sub-adviser pursuant to the terms of the sub-advisory agreement between it and Scudder Kemper for each Fund. Scudder UK is subject to regulations by the Investment Management Regulatory Organization (IMRO) in England as well as the U.S. Securities and Exchange Commission.

Under the terms of the sub-advisory agreement for a Fund, Scudder UK renders investment advisory and management services with regard to that portion of the Fund's portfolio as may be allocated to Scudder UK by the Adviser from time to time for management, including services related to foreign securities, foreign currency transactions and related investments. Scudder UK may, under the terms of each sub-advisory agreement, render similar services to others including other investment companies. For its services, Scudder UK will receive from the Adviser a monthly fee at the annual rate of 0.30% for the Global Income Fund and 0.35% for the International Funds of the portion of the average daily net assets of each Fund allocated by the Adviser to Scudder UK for management. Scudder UK permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions.


Each sub-advisory agreement provides that Scudder UK will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the sub-advisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder UK in the performance of its duties or from reckless disregard by Scudder UK of its obligations and duties under the sub-advisory agreement.

Each sub-advisory agreement continues in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and by the shareholders of the Fund subject thereto or the Board of Trustees. Each sub-advisory agreement may be terminated at any time for a Fund upon 60 days notice by Scudder Kemper, Scudder UK or the Board of Trustees, or by a majority vote of the outstanding shares of the Fund subject thereto, and will terminate automatically upon assignment or upon the termination of the Fund's investment management agreement. If additional Funds become subject to a sub-advisory agreement, the provisions concerning continuation, amendment and termination shall be on a Fund-by-Fund basis. Additional Funds may be subject to a different agreement. No sub-advisory fees were paid by the Adviser to Scudder UK for periods prior to the 1997 fiscal year, although in such periods the Adviser has paid Scudder UK for its services to Scudder Kemper with respect to foreign securities investments of the Funds.

The sub-advisory fees paid by each Fund for its last fiscal year are shown below.


Fund                                                                Fiscal 1999*
----                                                                ------------

Global........................................................
International.................................................


*  Estimated.

FUND ACCOUNTING AGENT. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Funds and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Funds; however, subject to Board approval, some time in the future, SFAC may seek payment for its services under this agreement.

PRINCIPAL UNDERWRITER. Pursuant to separate underwriting and distribution services agreements ("distribution agreements"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois, 60606, an affiliate of Scudder Kemper, is the principal underwriter and distributor for the shares of each Fund and acts as agent of the Fund in the continuous offering of its shares. KDI bears all of its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. Each Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

Each distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. Each agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Fund or by KDI upon 60 days' notice. Termination by a Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the Investment Company Act of 1940. The agreement may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a Fund by Fund basis and for each Fund on a class by class basis.

CLASS A SHARES. KDI receives no compensation from the Funds as principal underwriter for Class A shares and pays all expenses of distribution of each Fund's Class A shares under the distribution agreements not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," KDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of each Fund's shares. The following information concerns the underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the fiscal years noted.


                                            Commissions          Commissions      Commissions Paid To
                                            Retained By       Underwriter Paid     Kemper Affiliated
        Fund             Fiscal Year        Underwriter         To All Firms             Firms
        ----             -----------        -----------         ------------             -----


       Asian               1999
                           1998                $3,000               $37,000                  --
                           1997               $14,000               $59,000                  --

                                       42

       Global              1999
                           1998                $3,000               $24,000                  --
                           1997                $9,000               $49,000                  --

   International           1999
                           1998              $105,000              $887,000                  --
                           1997               $96,000              $959,000                  --




Class B Shares. For its services under the distribution agreement, KDI receives a fee from each Fund under a Rule 12b-1 Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of each Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

Class C Shares. For its services under the distribution agreement, KDI receives a fee from each Fund under a Rule 12b-1 Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of each Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, KDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or a Fund. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charges--Class C Shares".

CLASS B SHARES AND CLASS C SHARES. Each Fund has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the Class B shares and Class C shares that are used by KDI to pay for distribution and services for those classes. Because 12b-1 fees are paid out of fund assets on an ongoing basis, they will, over time, increase the cost of an investment and cost more than other types of sales charges.

Expenses of the Funds and of KDI, in connection with the Rule 12b-1 Plans for the Class B and Class C shares are set forth below. A portion of the marketing, sales and operating expenses shown below could be considered overhead expense.

                                                          Commissions
                                  Contingent     Total      Paid By
                     Distribution  Deferred   Commissions Underwriter
                      Fees Paid     Sales       Paid By       To
Fund Class    Fiscal  By Fund To   Charges To  Underwriter Affiliated
B Shares       Year  Underwriter  Underwriter   To Firms     Firms
--------       ----  -----------  -----------   --------     -----


   Asian      1999
              1998    $21,000      $6,000      $53,000       --
              1997    $18,000      $7,000      $103,000      --

  Global      1999
              1998    $120,000     $52,000     $58,000       --
              1997    $270,000     $62,000     $147,000      --

International 1999
              1998   $1,234,000   $285,000    $1,313,000     --
              1997    $970,000    $227,000    $1,709,000     --


             Other Distribution Expenses Paid By
                        Underwriter
      --------------------------------------------------


Advertising                   Marketing     Misc.      Interest
    and        Prospectus     and Sales   Operating     Fund
Literature     Printing       Expenses    Expenses     Expenses
----------     --------       --------    --------     --------


   $7,000      $1,000         $14,000     $28,000     $18,000
  $12,000      $1,000         $25,000      $4,000      $9,000




   $7,000      $1,000         $12,000     $19,000    ($41,000)
  $22,000      $2,000         $64,000     $25,000   --




 $173,000     $20,000        $358,000     $74,000    $509,000
 $219,000     $15,000        $595,000     $94,000    $395,000

                                                          Commissions
                                  Contingent     Total      Paid By
                     Distribution  Deferred   Commissions Underwriter
                      Fees Paid     Sales        Paid By       To
Fund Class    Fiscal  By Fund To   Charges To  Underwriter Affiliated
C Shares       Year  Underwriter  Underwriter   To Firms     Firms
--------       ----  -----------  -----------   --------     -----


Asian         1999
              1998     $2,000       --         $4,000        --
              1997     $2,000       --         $3,000        --

Global        1999
              1998    $12,000       --        $13,000        --
              1997     $9,000      $1,000      $8,000        --

International 1999
              1998    $162,000     $7,000     $171,000       --
              1997     $96,000     $3,000     $117,000       --


             Other Distribution Expenses Paid By
                        Underwriter
      --------------------------------------------------


Advertising                   Marketing     Misc.      Interest
    and        Prospectus     and Sales   Operating     Fund
Literature     Printing       Expenses    Expenses     Expenses
----------     --------       --------    --------     --------


 $1,000         --             $1,000         $12,000      $3,000
 $2,000         --             $4,000         $10,000      $1,000




 $3,000         --             $5,000         $12,000      $8,000
 $4,000         --            $11,000          $4,000      $6,000




 $48,000       $7,000        $103,000         $27,000     $45,000
 $45,000       $3,000        $118,000          $4,000     $26,000




If a Rule 12b-1 Plan (the "Plan") is terminated in accordance with its terms, the obligation of a Fund to make payments to KDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Plan may or may not be sufficient to reimburse KDI for its expenses incurred.

ADMINISTRATIVE SERVICES. Administrative services are provided to each Fund under an administrative services agreement ("administrative agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administrative agreement between KDI and each Fund, including the payment of service fees. For the services under the administrative agreement, each Fund pays KDI an administrative services fee, payable monthly, at the annual rate of up to 0.25% of average daily net assets of Class A, B and C shares of the Fund.

KDI enters into related arrangements with various broker-dealers and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors of a Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Funds, assistance to clients in changing dividend and investment options, account designations and addresses and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, KDI pays each firm a service fee, normally payable quarterly, at an annual rate of (a) up to 0.15% of the net assets for the Global and 0.25% of the net assets for the International Fund of these accounts in the fund that it maintains and services that are attributable to Class A shares acquired prior to October 1, 1993, and (b) up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A shares acquired on or after October 1, 1993, in each case commencing with the month after investment. With respect to Class B shares and Class C shares, KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at an annual rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. Firms to which service fees may be paid include broker-dealers affiliated with KDI.

The following information concerns the administrative services fee paid by each Fund.



                                           Administrative Service
                                                 Fees Paid
                                                  By Fund                    Service Fees          Service Fees
                                    ------------------------------------- Paid By Administrator  Paid By Administrator
       Fund          Fiscal Period    Class A     Class B     Class C          To Firms         To Affiliated Firms
       ----          -------------    -------     -------     -------          --------         -------------------

       Asian             1999
                         1998          $8,000      $6,000       --               $20,000                     --
                         1997*         $1,000      $5,000      $1,000            $19,000                     --

      Global             1999
                         1998         $147,000    $38,000      $4,000           $192,000                     --
                         1997         $149,000    $86,000      $3,000           $239,000                     --

   International         1999
                         1998        $1,013,000   $360,000    $51,000         $1,438,000                     --
                         1997         $926,000    $322,000    $32,000         $1,301,000                     --


----------------



*    Amounts shown after expense waiver.

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for a Fund. Currently, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which there is a firm listed on the Fund's records and it is intended that KDI will pay all the administrative services fees that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of each Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which there is a firm of record as well as, with respect to the Global Fund's Class A shares, the date when shares representing such assets were purchased. The Board of Trustees of a Fund, in its discretion, may approve basing the fee to KDI on all Fund assets in the future.

Certain trustees or officers of each Fund are also directors or officers of Scudder Kemper, Scudder UK or KDI as indicated under "Officers and Trustees."


CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. The Chase Manhattan Bank ("Chase"), Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of each Fund. Chase attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Fund. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, is each Fund's transfer agent and dividend-paying agent.

Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of Scudder Kemper, serves as "Shareholder Service Agent" of each Fund and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives as transfer agent, and pays to KSvC as follows: prior to January 1, 1999, annual account fees at a maximum rate of $6 per account plus account set up, transaction, and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B shares only) and out-of-pocket expense reimbursement and effective January 1, 1999, for the Asian Growth, Europe and International Funds, annual account fees of $10.00 ($18.00 for retirement accounts) plus set up charges, annual fees associated with the contingent deferred sales charges (Class B Shares only), an asset-based fee of 0.08% and out-of-pocket reimbursement and, for the Global Income Fund, annual account fees of $14.00 ($23.00 for retirement accounts) plus set up charges, annual fees associated with the contingent deferred sales charges (Class B Shares only), an asset-based fee of 0.05% and out-of-pocket reimbursement.

The following shows for each Fund's 1999 fiscal year the shareholder service fees IFTC remitted to KSvC.


                                                         Fees IFTC
Fund                                                   Paid to KSVC
----                                                   ------------

                                                      [To Be Updated}


Asian                                                      $78,000
Europe                                                    $581,000
Global                                                    $197,000
International                                           $2,432,000

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Funds' independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

LEGAL COUNSEL. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Funds.

PORTFOLIO TRANSACTIONS

Brokerage

Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         The Funds' purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or a Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or a Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.


Each Fund's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet a Fund's objective.

The table below shows total brokerage commissions paid by each Fund for the last three fiscal periods and for the most recent fiscal year, the percentage thereof that was allocated to firms based upon research information provided.




                                                                   Allocated to
                                                                  Firms Based on
                                                                   Research in
                              Fiscal 1999        Fiscal 1998       Fiscal 1998        Fiscal 1997
                              -----------        -----------       -----------        -----------

Asian                                              $99,000*             100%*           $142,000
Global                                                  $0                0%                  $0
International                                   $2,888,000*              96%*         $2,339,000


--------------------
*    Estimated.



PURCHASE, REPURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS. Class A shares of each Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See, also, "Summary of Expenses." Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.



                                                      Annual 12b-1 Fees (As a % of
                            Sales Charge                Average Daily Net Assets)             Other Information
                            ------------                -------------------------             -----------------

Class A           Maximum initial sales charge of               None                   Initial sales charge waived or
                  4.5% (for the Global Fund) and                                       reduced for certain purchases
                  5.75% (for each of the Asian,
                  Europe and International  Funds)

                                       48

                  of the public offering price

Class B           Maximum contingent deferred                   0.75%                  Shares convert to Class A
                  sales charge of 4% of redemption                                     shares six years after issuance
                  proceeds; declines to zero after
                  six years

Class C           Contingent deferred sales charge              0.75%                  No conversion feature
                  of 1% of redemption proceeds for
                  redemptions made during first
                  year after purchase


The minimum initial investment for each Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES. The public offering price of Class A shares for purchasers of the Global Fund choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.


                                                                   Global Fund -- Sales Charge
                                        ---------------------------------------------------------------------------------
                                           As A Percentage         As A Percentage          Allowed To Dealers As A
          Amount of Purchase              Of Offering Price      of Net Asset Value*      Percentage Of Offering Price
          ------------------              -----------------      -------------------      ----------------------------

Less than $100,000.................            4.50%                     4.71%                     4.00%
$100,000 but less than $250,000....            3.50                      3.63                      3.00
$250,000 but less than $500,000....            2.60                      2.67                      2.25
$500,000 but less than $1 million..            2.00                      2.04                      1.75
$1 million and over................            0.00**                    0.00**                    ***

---------------

*    Rounded to the nearest one-hundredth percent.
** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
***  Commission is payable by KDI as discussed below.


The public offering price of Class A shares for purchasers of the Asian or International Fund choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.


                                                          Asian And International Funds -- Sales Charge
                                        ---------------------------------------------------------------------------------
                                           As A Percentage         As A Percentage          Allowed To Dealers As A
          Amount of Purchase              Of Offering Price      of Net Asset Value*      Percentage Of Offering Price
          ------------------              -----------------      -------------------      ----------------------------


Less than $50,000..................            5.75%                     6.10%                     5.20%
$50,000 but less than $100,000.....            4.50                      4.71                      4.00
$100,000 but less than $250,000....            3.50                      3.63                      3.00
$250,000 but less than $500,000....            2.60                      2.67                      2.25
$500,000 but less than $1 million..            2.00                      2.04                      1.75
$1 million and over................            0.00**                    0.00**                    ***

*    Rounded to the nearest one-hundredth percent.
** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
***  Commission is payable by KDI as discussed below.

Each Fund receives the entire net asset value of all Class A shares sold. KDI, the Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.


Class A shares of a Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which Scudder Kemper or an affiliate does not serve as investment manager ("non-Kemper Fund") provided that: (a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper Fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper Fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. The redemption of the shares of the non-Kemper fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized. KDI may in its discretion compensate firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased.


Class A shares of a Fund may be purchased at net asset value by: (a) any purchaser provided that the amount invested in the Fund or other Kemper Mutual Funds listed under "Special Features -- Class A Shares -- Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within two years of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Large Order NAV Purchase Privilege."

KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of each Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next $45 million and 0.25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer sponsored employee benefit plans using the subaccount recordkeeping system made available through KSvC. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in the Fund and other Kemper Mutual Funds listed under "Special Features -- Class A Shares -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

Class A shares of a Fund or any other Kemper Mutual Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as HOWARD AND AUDREY TABANKIN, ET AL. V. KEMPER SHORT-TERM GLOBAL INCOME FUND, ET AL., Case No. 93 C 5231 (N.D.IL). This privilege is generally non-transferrable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing Class A shares of the Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of the Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Fund, for themselves or their spouses or dependent children; (c) shareholders who owned shares of Kemper Value Series, Inc. ("KVS") on September 8, 1995, and have continuously owned shares of KVS (or a Kemper Fund acquired by exchange of KVS shares) since that date, for themselves or members of their families; and (d) any trust or pension, profit sharing or other benefit plan for only such persons. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of each Fund for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares may also be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase Fund Class A shares at net asset value through reinvestment programs described herein of such trusts that have such programs. Class A shares of a Fund may be sold at net asset value through certain investment advisers registered under the 1940 Act and other financial services firms that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment adviser or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund. Each Fund may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

Class A shares of a Fund may be purchased at net asset value by persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.

Class A shares of a Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with KDI, for themselves or members of their families. KDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased.

Class A shares of a Fund may be purchased at net asset value by persons who purchase shares of the Fund through KDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups.

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section  401  of  the  Code;  or  other   organized  group  of  persons  whether
incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

DEFERRED SALES CHARGE ALTERNATIVE -- CLASS B SHARES. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by each Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Class B shares of a Fund will automatically convert to Class A shares of the same Fund six years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

PURCHASE OF CLASS C SHARES. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class C Shares." KDI currently advances to firms the first year distribution fee at the rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by each Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

WHICH ARRANGEMENT IS BETTER FOR YOU? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. Orders for Class B shares or Class C shares for $500,000 or more will be declined. Orders for Class B shares or Class C shares by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent will be invested instead in Class A shares at net asset value where the combined subaccount value in a Fund or other Kemper Mutual Funds listed under "Special Features -- Class A Shares -- Combined Purchases" is in excess of $5 million including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features." For more information about the three sales arrangements, consult your financial representative or the Shareholder Service Agent. Financial services firms may receive different compensation depending upon which class of shares they sell.

GENERAL. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers as described above. Banks currently are prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.


KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of a Fund sold by the firm under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by KSvC, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgment of their dedication to the employee benefit plan area and (iv) the purchase is not otherwise subject to a commission.


In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Funds. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of a Fund or other funds underwritten by KDI.

Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of that Fund next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Funds reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Funds' transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Funds through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase, repurchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Funds through the Shareholder Service Agent for these services.

Each Fund reserves the right to withdraw all or any part of the offering made by the prospectus and this statement of additional information and to reject purchase orders. Also, from time to time, a Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Shareholders should direct their inquiries to KSvC, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this statement of additional information.

As described herein, Fund shares are sold at their public offering price, which is the net asset value next determined after an order is received in proper form plus, with respect to Class A shares, an initial sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance. The amount received by a shareholder upon redemption or repurchase may be more or less than the amount paid for such shares depending on the market value of the Fund's portfolio securities at the time.

The Funds have authorized certain members of the National Association of Securities Dealers, Inc. ("NASD"), other than Kemper Distributors, Inc. ("KDI") to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced as the Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees or Directors as the case may be ("Board") of the Fund and KDI each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board and KDI may suspend or terminate the offering of shares of the Fund at any time for any reason.

REDEMPTION OR REPURCHASE OF SHARES

GENERAL. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of a Fund will be the net asset value per share of that Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When a Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares") and the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class B Shares" below) and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class C Shares" below).

Because of the high cost of maintaining small accounts, the Funds may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. A Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss including loss resulting from fraudulent or unauthorized transactions, so long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Funds reserve the right to terminate or modify this privilege at any time.

REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which a Fund has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of a Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if Scudder Kemper deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Funds are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Funds currently do not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Funds reserve the right to terminate or modify this privilege at any time.

CONTINGENT  DEFERRED  SALES  CHARGE -- LARGE  ORDER NAV  PURCHASE  PRIVILEGE.  A
contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under a Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies KDI that the dealer waives the commission applicable to such Large Order NAV Purchase.

CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

                                                             Contingent Deferred
Year Of Redemption After Purchase                               Sales Charge
---------------------------------                               ------------

First.........................................................        4%
Second........................................................        3%
Third.........................................................        3%
Fourth........................................................        2%
Fifth.........................................................        2%
Sixth.........................................................        1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features -- Systematic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

CONTINGENT DEFERRED SALES CHARGE -- CLASS C SHARES. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features -- Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts), (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent and (g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Kemper Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly.

CONTINGENT DEFERRED SALES CHARGE -- GENERAL. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of a Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 in appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March 1999 will be eligible for the second year's charge if redeemed on or after March 1, 2000. In the event no specific order is requested, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed Class A shares of a Fund or any other Kemper Mutual Fund listed under "Special Features -- Class A Shares -- Combined Purchases" (other than shares of Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of the Fund or of the other listed Kemper Mutual Funds. A shareholder of a Fund or any other Kemper Mutual Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares"), Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares, Class B shares or Class C shares, as the case may be, of a Fund or of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of a Fund or of the other Kemper Mutual Funds listed under "Special
Features -- Class A Shares -- Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Mutual Funds available for sale in the shareholder's state of residence as listed under "Special Features -- Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of Fund shares, the reinvestment in the same Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

SPECIAL FEATURES

CLASS A SHARES -- COMBINED PURCHASES. A Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Strategic Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund,

Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value Series, Inc., Kemper Value Plus Growth Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund, Kemper Aggressive Growth Fund, Kemper Global/International Series, Inc., Kemper Equity Trust, Kemper Income Trust, Kemper Funds Trust, and Kemper Securities Trust ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as "Kemper Mutual Funds", (b) all classes of shares of any Kemper Mutual Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

CLASS A SHARES -- LETTER OF INTENT. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares of a Fund are included for this privilege.

CLASS A SHARES -- CUMULATIVE DISCOUNT. Each Fund's Class A shares also may be purchased at the rate applicable to the discount bracket attained by adding to the cost of Fund shares being purchased the value of all Class A shares of the above mentioned Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

CLASS A SHARES -- AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

EXCHANGE PRIVILEGE. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Mutual Funds in accordance with the provisions below.

CLASS A SHARES. Class A shares of the Kemper Mutual Funds and shares of the Money Market Funds listed under "Special Features -- Class A Shares -- Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the offering period for such series as described in the applicable prospectus or statement of additional information. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI.

Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Kemper Mutual Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

CLASS B SHARES. Class B shares of a Fund and Class B shares of any other Kemper Mutual Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without any contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

CLASS C SHARES. Class C shares of a Fund and Class C shares of any other Kemper Mutual Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, the cost and purchase date of the shares that were originally purchased and exchanged are retained.

GENERAL. Shares of a Kemper Mutual Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). Effective June 1, 1999, each fund reserves the right to invoke the 15-Day Hold Policy for accounts of $1,000,000 or less if, in the investment manager's judgement, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund and therefore may be subject to the 15 Day Hold Policy.

For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to KSvC, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for Kemper Funds that are eligible for sale in the shareholder's state of residence. Currently Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale only in certain states.

SYSTEMATIC EXCHANGE PRIVILEGE. The owner of $1,000 or more of any class of the shares of a Kemper Mutual Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the other Kemper Fund. Exchanges are subject to the terms and conditions described above
under  "Exchange   Privilege,"   except  that  the  $1,000  minimum
investment requirement for the Kemper Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

EXPRESS-TRANSFER. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $5,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from ANY PERSON to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to KSvC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

BANK DIRECT DEPOSIT. A shareholder may purchase additional Fund shares through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically (minimum $50, maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to KSvC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. A Fund may terminate or modify this privilege at any time.

PAYROLL DIRECT DEPOSIT AND GOVERNMENT DIRECT DEPOSIT. A shareholder may invest in a Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in a Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in a systematic withdrawal plan ordinarily will be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may already have been paid. Therefore, the Funds will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemption of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B shares and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Funds.

TAX-SHELTERED   RETIREMENT   PLANS.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education Individual Retirement Accounts ("IRAs") with IFTC as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE") IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts also with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of a Fund will be redeemed by the Fund at the applicable net asset value per share of such Fund as described in the Funds' prospectus.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemptions of Class B or Class C shares by certain classes of persons or through certain types of transactions as described herein are provided because of anticipated economies in sales and sales-related efforts.

A Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Fund's shareholders.

Although it is each of the Asian and Global Funds' present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be so liquid as a redemption entirely in cash. Each of the Asian and Global Funds has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder of record.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to each Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described herein.

OFFICERS AND TRUSTEES


The officers and trustees of each Fund, their birth dates, their principal occupations and their affiliations, if any, with Scudder Kemper, the investment manager, Scudder UK, the sub-adviser of the Funds, and KDI, principal underwriter, are listed below. All persons named as trustees also serve in similar capacities for other funds advised by Scudder Kemper.

TRUSTEES --


LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.

DONALD L. DUNAWAY (3/8/37),  Trustee,  7515 Pelican Bay Blvd., Naples,  Florida;
Retired;   formerly,   Executive  Vice  President,   A.  O.  Smith   Corporation
(diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, 800 North Lindbergh Boulevard, St. Louis, Missouri; Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); prior thereto, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

THOMAS W. LITTAUER (4/26/55), Trustee*, Two International Place, Boston, Massachusetts; Managing Director, Scudder Kemper; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice; Director, Bethlehem Steel Corp.

DANIEL PIERCE (3/18/34), Trustee*, 345 Park Avenue, New York, New York; Chairman of the Board and Managing Director, Scudder Kemper; Director, Fiduciary Trust Company and Fiduciary Company Incorporated.

WILLIAM P. SOMMERS (7/22/33), Trustee, 24717 Harbour View Drive, Ponte Vedra Beach, Florida; Consultant and Director, SRI International (research and development); prior thereto, President and Chief Executive Officer, SRI International; prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm) ; Director, PSI Inc., Evergreen Solar, Inc., and Litton Industries.

OFFICERS -- ALL FUNDS

MARK S. CASADY (9/21/60), President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside
Plaza,  Chicago,  Illinois;   Attorney,  Senior  Vice  President  and  Assistant
Secretary, Scudder Kemper.

THOMAS W. LITTAUER (4/26/55), Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Scudder Kemper.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Senior Vice President, Scudder Kemper.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Scudder Kemper.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.

MAUREEN E. KANE (2/14/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Vice President, Scudder Kemper.

ELIZABETH C. WERTH (10/1/47), Assistant Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Vice President, Scudder Kemper; Vice President and Director of State Registrations, KDI.

Additional Officer for Global Fund only:

ROBERT C. PECK, JR. (10/1/46), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to June 1997.

Additional Officers for Asian Fund only:


THERESA GUSMAN (2/29/60), Vice President*, 345 Park Avenue, New York, New York; Senior Vice President, Scudder Kemper.

CORNELIA M. SMALL (7/28/44), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.


Additional Officers for International Fund only:

STEPHEN P. DEXTER, Vice President*, 345 Park Avenue, New York, New York; Senior Vice President, Scudder Kemper.

CORNELIA M. SMALL*, See above.

* Interested persons of the Fund as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds. The tables below shows amounts paid or accrued to those trustees who are not designated "interested persons" during each Fund's 1998 fiscal year except that the information in the last column is for calendar year 1998.

Trustees -- Asian, Global and International Funds



                                           Aggregate Compensation From Funds            Total Compensation
                                                                                      From Funds and Kemper
                                                                                           Fund Complex
Name of Trustee                      Asian          Global           International      Paid To Trustees**
---------------                      -----          ------           -------------      ------------------


Lewis A. Burnham.............         $400          $2,000              $3,300              $126,100
Donald L. Dunaway*...........         $400          $2,200              $3,600              $135,000
Robert B. Hoffman............         $400          $1,900              $3,200              $116,100
Donald R. Jones..............         $400          $2,100              $3,400              $129,600

                                       64

Shirley D. Peterson..........         $400          $1,800              $3,000              $108,800
William P. Sommers...........         $400          $1,800              $3,000              $108,800

---------------------

* Includes deferred fees. Pursuant to deferred compensation agreements with the funds, deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including interest thereon) payable from Asian, Global and International Funds, respectively are $0, $16,200 and $18,000 for Mr. Dunaway.

 ** Includes compensation for service on the boards of 26 Kemper funds with 48 fund portfolios. Each trustee currently serves as a trustee of 26 Kemper Funds with 45 fund portfolios.



As of January 29, 1999, the trustees and officers as a group owned less than 1% of the then outstanding shares of each Fund and no person owned of record more than 5% of the outstanding shares of any class of either Fund, except as shown below:

Kemper International Fund
-------------------------


Name and Address                                         Class                          Percentage
----------------                                         -----                          ----------



Kemper Global Income Fund
-------------------------


Name and Address                                         Class                          Percentage
----------------                                         -----                          ----------



Kemper Asian Growth
-------------------



Name and Address                                         Class                          Percentage
----------------                                         -----                          ----------





--------------------

*    Record and beneficial owner.

**   Record owner only.

SHAREHOLDER RIGHTS


The Funds are open-end management investment companies, organized as separate business trusts under the laws of Massachusetts. The Asian Fund was organized as a business trust under the laws of Massachusetts on June 12, 1995. The Global Fund was organized as a business trust under the laws of Massachusetts on August 3, 1988. The International Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985 and, effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper International Fund, Inc., a Maryland corporation organized in 1980.


The Asian Fund and the Global Fund each may in the future seek to achieve its investment objective by pooling its assets with assets of other mutual funds for investment in another investment company having the same investment objective and substantially the same investment policies and restrictions as such Fund.
The  purpose  of  such  an  arrangement  is  to  achieve   greater   operational
efficiencies and to reduce costs. It is expected that any such investment company will be managed by Scudder Kemper in substantially the same manner as the corresponding Fund. Shareholders of a Fund will be given at least 30 days' prior notice of any such investment, although they will not be entitled to vote on the action. Such investment would be made only if the Trustees determine it to be in the best interests of the respective Fund and its shareholders.

Each Fund may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares. While only shares of a single Portfolio are presently being offered by each Fund, the Board of Trustees of each Fund may authorize the issuance of additional classes and additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Funds may offer multiple Portfolios, each is known as a "series company." Currently, each Fund offers four classes of shares of a single Portfolio. These are Class A, Class B and Class C shares, as well as Class I shares, which have different expenses, which may affect performance, and that are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of Scudder Kemper and its affiliates; and (b) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: (1) unaffiliated benefit plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Shares of a Fund have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to each Fund's Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation of such Fund subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of a Fund. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Funds are not required to hold annual shareholder meetings and do not intend to do so. However, they will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of each Fund, shareholders may remove trustees. If shares of more than one Portfolio are outstanding, shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the Investment Company Act of 1940, such as for the election of trustees, or when voting by class is appropriate.

The Funds  generally  are not required to hold  meetings of their  shareholders.
Under the Agreement and Declaration of Trust of each Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment policies.

Each Fund's activities are supervised by the Fund's Board of Trustees.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) each Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, each Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

Each Fund's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a

Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of independent auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

Each Fund's Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund or any Portfolio or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by Scudder Kemper remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Fund itself is unable to meet its obligations.

APPENDIX--RATINGS OF INVESTMENTS

                   Standard & Poor's Corporation Bond Ratings

AAA. Debt rated AAA had the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                  Moody's Investors Service, Inc., Bond Ratings

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                            IBCA Limited Bond Ratings

AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

BBB. Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

                            KEMPER GLOBAL INCOME FUND

                            PART C. OTHER INFORMATION


   Item 23.      Exhibits.
   --------      ---------

                    (a)           (1)       Amended and Restated Agreement and Declaration of Trust
                                            (Incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            February 28, 1995)

                    (b)                     By-laws
                                            (Incorporated by reference to Post-Effective Amendment No. 8 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC   on
                                            February 27, 1996)

                    (c)           (1)       Text of Share Certificate
                                            (Incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            February 28, 1995)

                    (c)           (2)       Amended and Restated Written Instrument Establishing and Designating
                                            Separate Classes of Shares
                                            (Incorporated by reference to Post-Effective Amendment No. 9 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            February 21, 1997)

                    (d)           (1)       Investment Management Agreement
                                            (Incorporated by reference to Post-Effective Amendment No. 10 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            February 26, 1998)

                    (d)           (2)       Investment Management Agreement between the Registrant and Scudder Kemper
                                            Investments, Inc., dated September 7, 1998
                                            (Incorporated by reference to Post-Effective Amendment No. 11 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            December 29, 1998)

                    (d)           (3)       Sub-Advisory Agreement
                                            (Incorporated by reference to Post-Effective Amendment No. 10 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            February 26, 1998)

                    (d)           (4)       Sub-Advisory Agreement between Scudder Kemper Investments, Inc., on behalf of Kemper Global Income Fund, and Scudder Investments (U.K.) Limited, dated
                                            May 21, 1998
                                            (Incorporated by reference to Post-Effective Amendment No. 11 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            December 29, 1998)

                    (d)           (5)       Sub-Advisory Agreement between Scudder Kemper Investments, Inc., on behalf of Kemper Global Income Fund, and Scudder Investments (U.K.) Limited, dated
                                            September 7, 1998
                                            (Incorporated by reference to Post-Effective Amendment No. 11 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            December 29, 1998.)

                                       1

                    (e)           (1)       Underwriting and Distribution Services Agreement
                                            (Incorporated by reference to Post-Effective Amendment No. 10 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            February 26, 1998)

                    (e)           (2)       Underwriting and Distribution Services Agreement between the Registrant and
                                            Kemper Distributors, Inc., dated August 1, 1998
                                            (Incorporated by reference to Post-Effective Amendment No. 11 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            December 29, 1998)

                    (e)           (3)       Underwriting and Distribution Services Agreement between the Registrant and
                                            Kemper Distributors, Inc., dated September 7, 1998
                                            (Incorporated by reference to Post-Effective Amendment No. 11 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            December 29, 1998)

                    (e)           (4)       Selling Group Agreement
                                            (Incorporated by reference to Post-Effective Amendment No. 11 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            December 29, 1998)

                    (f)                     Inapplicable.

                    (g)           (1)       Custody Agreement (Form 1)
                                            (Incorporated by reference to Post-Effective Amendment No. 8 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            February 27, 1996)

                    (g)           (2)       Foreign Custody Agreement (Form 2)
                                            (Incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            February 28, 1995)

                    (h)           (1)       Agency Agreement
                                            (Incorporated by reference to Post-Effective         Amendment No. 7 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            February 28, 1995)

                    (h)           (2)       Supplement to Agency Agreement
                                            (Incorporated by reference to Post-Effective Amendment No. 12, filed with the SEC on February 26, 1999)

                    (h)           (3)       Administrative Services Agreement
                                            (Incorporated by reference to Post-Effective Amendment No. 10 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            February 26, 1998)

                    (h)           (4)       Fund Accounting Agreement
                                            (Incorporated by reference to Post-Effective Amendment No. 10 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            February 26, 1998)

                    (i)                     Opinion of Counsel
                                            (To be filed by amendment)

                                       2

                    (j)                     Report and Consent of Independent Auditors
                                            (To be filed by amendment)

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                    (m)           (1)       Amended and Restated 12b-1 Plan (Class B Shares) between the Registrant and
                                            Kemper Distributors, Inc., dated August 1, 1998
                                            (Incorporated by reference to Post-Effective Amendment No. 11 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            December 29, 1998)

                    (m)           (2)       Amended and Restated 12b-1 Plan (Class C Shares) between the Registrant and
                                            Kemper Distributors, Inc., dated August 1, 1998
                                            (Incorporated by reference to Post-Effective Amendment No. 11 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            December 29, 1998)

                    (n)                     Multi-Distribution System Plan
                                            (Incorporated by reference to Post-Effective Amendment No. 9 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on
                                            February 21, 1997)

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the

"Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 26.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.


                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member, Group Executive Board, Zurich Financial Services, Inc.##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO and Member, Group Executive Board, Zurich Financial Services, Inc.##
                           CEO/Branch Offices, Zurich Life Insurance Company##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***

                                       4

                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg,
                     R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                     British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.


         (1)                               (2)                                     (3)

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------


                                       5

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       Trustee and Vice President

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Vice President
                                           Officer and Vice President

         James J. McGovern                 Chief Financial Officer and Vice        None
                                           President

         Linda J. Wondrack                 Vice President and Chief Compliance     None
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

         William M. Thomas                 Vice President                          None

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     Vice President and Secretary

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Mark S. Casady                    Director, Vice Chairman                 President

         Stephen R. Beckwith               Director                                None

         (c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of the Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian and transfer agent, Investors Fiduciary Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64141, at the offices of the custodian, The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245 or at the offices of the shareholder services agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 21st day of December, 1999.

                                          KEMPER GLOBAL INCOME FUND

                                          By  /s/Mark S. Casady
                                             ------------------------
                                              Mark S. Casady, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on December 21, 1999 on behalf of the following persons in the capacities indicated.

SIGNATURE                                        TITLE
---------                                        -----

/s/John W. Ballantine
-------------------------------------------
John W Ballantine**                              Trustee


/s/Lewis A. Burnham
-------------------------------------------
Lewis A. Burnham*                                Trustee


/s/Donald L. Dunaway
-------------------------------------------
Donald L. Dunaway*                               Trustee


/s/Robert B. Hoffman
-------------------------------------------
Robert B. Hoffman*                               Trustee


/s/Donald R. Jones
-------------------------------------------
Donald R. Jones*                                 Trustee


/s/Thomas W. Littauer
-------------------------------------------
Thomas W. Littauer**                             Trustee


/s/ Shirley D. Peterson
-------------------------------------------
Shirley D. Peterson*                             Trustee


/s/ Cornelia M. Small
-------------------------------------------
Cornelia M. Small**                              Trustee


/s/ William P. Sommers
-------------------------------------------
William P. Sommers*                              Trustee

SIGNATURE                                        TITLE
---------                                        -----


-------------------------------------------
John R. Hebble                                   Treasurer (Principal Financial
                                                 and Accounting Officer)


By:     /s/Philip J. Collora
        --------------------
         Philip J. Collora

         * Philip J. Collora signs this document pursuant to powers of attorney contained in Post-Effective Amendment No. 10 to the Registration Statement, filed February 26, 1998.

         ** Philip J. Collora signs this document pursuant to powers of attorney filed herewith.

                            LIMITED POWER OF ATTORNEY
                            -------------------------


         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Caroline Pearson, Maureen E. Kane, and Philip J. Collora and any of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities to sign the Registration Statement of Kemper Global Income Fund, a Massachusetts business trust, on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any or all amendments thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as all intents and purposes as he might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.


DATED: _______________, 1999
                                     /s/John W. Ballantine
                                     ------------------------------
                                     John W. Ballantine
                                     Trustee

                            LIMITED POWER OF ATTORNEY
                            -------------------------


         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Caroline Pearson, Maureen E. Kane, and Philip J. Collora and any of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities to sign the Registration Statement of Kemper Global Income Fund, a Massachusetts business trust, on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any or all amendments thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as all intents and purposes as he might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.


DATED: June 30, 1999
       -------------
                                                /s/Thomas W. Littauer
                                                ------------------------------
                                                Thomas W. Littauer
                                                Trustee

                            LIMITED POWER OF ATTORNEY
                            -------------------------


         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Caroline Pearson, Maureen E. Kane, and Philip J. Collora and any of them, her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for her and in her name, place and stead, in any and all capacities to sign the Registration Statement of Kemper Global Income Fund, a Massachusetts business trust, on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any or all amendments thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as all intents and purposes as he might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.


DATED: October 26, 1999
       ----------------
                                          /s/Cornelia M. Small
                                          ------------------------------
                                          Cornelia M. Small
                                          Trustee

                                                               File No. 33-29371
                                                               File No. 811-5829


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 13
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 14

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                            KEMPER GLOBAL INCOME FUND

                            KEMPER GLOBAL INCOME FUND

                                  EXHIBIT INDEX


                            To be filed by Amendment.